UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 12/31

Date of reporting period: 6/30/14

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared one semiannual report to shareholders for the period ended June 30, 2014. The report applies to the 5 Lifestyle Portfolios.

John Hancock Lifestyle Portfolios

Semiannual report 6/30/14

John Hancock INVESTMENTS

Management’s discussion of
Portfolio performance

By the Portfolio Management Team at John Hancock Asset Management

John Hancock
Lifestyle Portfolios

Market review and outlook

The bull market for stocks continued as equities around many parts of the world climbed higher during the six months ended June 30, 2014. On balance, investors seemed unfazed by geopolitical conflicts stemming from the Middle East and Ukraine. After a choppy start to the period, the U.S. stock market went on to set multiple new highs.

Bonds also fared well, buoyed by low interest rates and a strengthening economy. June’s unemployment rate came in at 6.1%, down from a high of 10.0% in 2009. Housing prices continued to tick upward amid limited inventory. Meanwhile, market gyrations were muted as the Chicago Board Options Exchange Volatility Index, or VIX, sometimes referred to as the “investor fear gauge,” dipped to lows not seen since before the global financial crisis.

Still, good news on the surface masked some of the more nuanced challenges facing global asset allocators. History shows that there are times when the macro economy loosens its grip on the stock market’s direction and the microenvironment of highly differentiated corporate earnings and individual sector dynamics becomes more important in determining the trajectory of stocks. We believe we could be entering a period of such differentiation.

As we proceed in 2014 and into 2015, the capital markets face a number of potential tests, including those related to full valuations, rising interest rates, and external geopolitical shocks. The impact of sanctions against Russia is likely to be minor on global GDP growth; however within an already fragile European region, we expect the consequences could be more substantial. We see few lasting obstacles to the fundamental picture of progress in the United States. We would also note that economic growth and market gains are beginning to take hold in other parts of the world.

We continue to maintain meaningful exposure to non-U.S. investments, which appear relatively cheap. We also favor absolute return strategies, which seek positive total returns over time, regardless of the general direction of the broader stock and bond markets.

Portfolio performance

John Hancock Lifestyle Portfolios performed generally as expected, given their broad exposure to the world’s equity and fixed-income markets. It is important to note that the portfolios’ holdings in these asset classes are global and multi-sector in nature, a key element of our diversification strategy. By comparison, the primary benchmarks against which the portfolios measure their performance—the S&P

For the
Market index	six months ended
total returns	June 30, 2014

U.S. Stocks

S&P 500 Index	7.14%
Russell Midcap Index	8.67%
Russell 2000 Index	3.19%
FTSE NAREIT All Equity REIT Index	16.25%

International Stocks

MSCI EAFE Index	5.14%
MSCI Emerging Markets Index	6.32%
MSCI EAFE Small Cap Index	5.76%

Fixed Income

Barclays U.S. Aggregate Bond Index	3.93%
Bank of America Merrill Lynch US High
Yield Master II Index	5.64%
JPM Global Government Bonds
Unhedged Index	4.94%

2	Lifestyle Portfolios | Semiannual report

500 Index for equities and the Barclays U.S. Aggregate Bond Index for fixed income—are U.S.-centric and represent no exposure to international stocks or to bonds outside of investment-grade markets.

The performance of the U.S. stock market during the first half of 2014 was strong, with a succession of new record highs. The S&P 500 Index outperformed most other asset classes. Given that the Lifestyle Portfolios’ equity holdings are more broadly based, containing both international and domestic exposure, their results slightly trailed their respective U.S.-centric benchmarks—roughly in line with what might be expected during a period when the performance of U.S. equities surpasses that of most other asset classes.

Lifestyle Aggressive Portfolio

For the six-month period ended June 30, 2014, the portfolio’s Class A shares returned 5.46%, excluding sales charges. In comparison, the portfolio’s primary benchmark, the S&P 500 Index, returned 7.14% for the same period, and the Morningstar, Inc. large blend fund category returned an average 6.39%.1 The MSCI EAFE Index returned 5.14%.

The portfolio underperformed its benchmark index over the period. Its relative underperformance was driven by asset allocation positioning and the performance of underlying fund managers. Overseas markets underperformed the broad U.S. stock market, and the portfolio’s exposure to international equity was a drag on relative performance. The fund’s exposure to absolute return investment strategies generated positive absolute results, but trailed the S&P 500 Index. Performance of underlying managers of U.S. mandates detracted on balance. In particular, positions within the larger-cap U.S. equity sector weighed on relative returns, as did allocations to U.S. small caps.

Semiannual report | Lifestyle Portfolios	3

Underlying strategies that struggled included Blue Chip Growth Fund (T. Rowe Price) and Technical Opportunities Fund (Wellington). Within their respective mandates, top-performing managers included those running the Absolute Return Currency Fund (First Quadrant), China Emerging Leaders Fund (DFA), and International Core Fund (GMO).

Lifestyle Growth Portfolio

For the six-month period ended June 30, 2014, the portfolio’s Class A shares returned 5.22%, excluding sales charges. In comparison, the S&P 500 Index returned 7.14% over the same period, and the Barclays U.S. Aggregate Bond Index returned 3.93%. A blended benchmark comprising 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index returned 6.53%. The Morningstar, Inc. aggressive allocation fund category returned an average 5.78%.1

The portfolio underperformed its blended benchmark index over the six months. Its relative underperformance was driven by asset allocation positioning and the performance of underlying fund managers. Overseas markets underperformed the broad U.S. stock market, and the portfolio’s exposure to international equity was a drag on relative performance. The fund’s exposure to absolute return investment strategies generated positive absolute results, but trailed the blended benchmark. Performance of underlying managers of U.S. mandates detracted on balance. Manager selection within large-cap U.S. equity, in particular, hindered results. An overweight allocation to U.S. small-cap stocks also detracted.

Underlying strategies that struggled included Blue Chip Growth Fund (T. Rowe Price) and Technical Opportunities Fund (Wellington). Within their respective mandates, top-performing managers included those running the Absolute Return Currency Fund (First Quadrant), China Emerging Leaders Fund (DFA), and International Core Fund (GMO).

Lifestyle Balanced Portfolio

For the six-month period ended June 30, 2014, the portfolio’s Class A shares returned 4.99%, excluding sales charges. In comparison, the S&P 500 Index returned 7.14% over the same period, and the Barclays U.S. Aggregate Bond Index returned 3.93%. A blended benchmark comprising 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index returned 5.90%. The Morningstar, Inc. moderate allocation fund category returned an average 5.41%.1

The portfolio underperformed its blended benchmark over the six months. Underperformance during the period was driven by the performance of the underlying fund managers, particularly within U.S. equities. Underlying strategies that struggled included Blue Chip Growth Fund (T. Rowe Price) and Technical Opportunities Fund (Wellington).

On the other hand, within their respective mandates, top-performing managers included those running the Absolute Return Currency Fund (First Quadrant), Active Bond Fund (Declaration/JHAM), and International Core Fund (GMO).

Lifestyle Moderate Portfolio

For the six-month period ended June 30, 2014, the portfolio’s Class A shares returned 4.73%, excluding sales charges. In comparison, the S&P 500 Index returned 7.14% over the same period, and the Barclays U.S. Aggregate Bond Index returned 3.93%. A blended benchmark comprising 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index returned 5.26%. The Morningstar, Inc. conservative allocation fund category returned 4.90%.1

The portfolio underperformed its blended benchmark over the six months. Underperformance during the period was driven by the performance of underlying fund managers, particularly within U.S. equities. Underlying strategies that struggled included Blue Chip Growth Fund (T. Rowe Price), Equity Income Fund (T. Rowe Price), and Short Duration Credit Opportunities Fund (Stone Harbor).

On the other hand, within their respective mandates, top-performing managers included those running the Active Bond Fund (Declaration/JHAM) and Absolute Return Currency Fund (First Quadrant).

4	Lifestyle Portfolios | Semiannual report

Lifestyle Conservative Portfolio

For the six-month period ended June 30, 2014, the portfolio’s Class A shares returned 4.30%, excluding sales charges. In comparison, the S&P 500 Index returned 7.14% over the same period, and the Barclays U.S. Aggregate Bond Index returned 3.93%. A blended benchmark comprising 20% S&P 500 Index and 80% Barclays U.S. Aggregate Bond Index returned 4.60%. The Morningstar, Inc. conservative allocation fund category returned 4.90%.

The portfolio slightly underperformed its blended benchmark over the six months. Underperformance during the period was driven by the performance of underlying fund managers, particularly within U.S. equities. Partially offsetting these disappointments, relative results were helped by allocations to mutli-sector and high-yield fixed income.

Underlying strategies that struggled included Blue Chip Growth Fund (T. Rowe Price) and Short Duration Credit Opportunities Fund (Stone Harbor). On the other hand, within their respective mandates, top-performing managers included those running the Active Bond Fund (Declaration/JHAM) and Absolute Return Currency Fund (First Quadrant).

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant. Past performance does not guarantee future results.

The portfolios’ performance depends on the subadvisors’ skill in determining the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default, interest rate risk, and liquidity risk. For additional information on these and other risk considerations, please see the portfolios’ prospectuses.

1 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

Semiannual report | Lifestyle Portfolios	5

John Hancock Lifestyle Aggressive Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation*

EQUITY	96.8% of TOTAL

U.S. Large Cap	38.7%

International Large Cap	15.4%

U.S. Mid Cap	8.9%

Emerging Markets	8.5%

Large Blend	7.9%

International Small Cap	4.9%

U.S. Small Cap	4.7%

Natural Resources	2.2%

Financial Industries	2.0%

Health Sciences	1.7%

Real Estate	1.0%

Global Large Cap	0.9%

ALTERNATIVE	3.2% OF TOTAL

Currency	2.0%

Global Absolute Return Strategies	0.9%

Seaport Fund	0.3%

* As a percentage of net assets on 6-30-14.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-14

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1[3]	Index 2[3]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-18-05	10-18-05

Average annual total returns

1 year	16.86%	16.95%	21.03%	22.36%	22.78%	22.45%	22.87%	23.24%	23.42%	23.44%	24.61%	24.09%

5 years	14.16%	14.21%	14.50%	14.85%	14.57%	14.96%	15.33%	15.68%	14.83%	15.86%	18.83%	12.27%

Since inception	5.71%	5.61%	5.59%	5.20%	5.40%	6.06%	6.37%	6.68%	5.32%	6.82%	8.18%	6.13%

Cumulative returns

6-months	0.18%	0.01%	4.00%	5.13%	5.29%	5.21%	5.35%	5.46%	5.60%	5.60%	7.14%	5.14%

5 years	93.91%	94.30%	96.81%	99.84%	97.39%	100.78%	104.04%	107.12%	99.62%	108.79%	136.98%	78.35%

Since inception	62.13%	60.77%	60.47%	48.44%	58.04%	66.91%	71.13%	75.51%	57.11%	77.69%	98.19%	67.81%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.39	2.18	2.14	1.88	1.54	1.77	1.41	1.17	0.98	1.03
Gross (%)	1.44	2.18	2.14	1.88	2.56	1.77	1.51	1.17	1.31	1.03

Please refer to the most recent prospectus and semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 Index 1 and Index 2 returns at 6-30-14 for the period beginning 10-15-05 (inception date for Class 1 and Class R6 shares) are 8.21% and 6.07% (respectively, annualized), and 98.78% and 67.01% (respectively, cumulative). Index 1 and Index 2 returns at 6-30-14 for the period beginning 9-18-06 (inception date for Class R1 shares) are 7.50% and 4.21% (respectively, annualized) and 75.56% and 37.88% (respectively, cumulative).

6	Lifestyle Portfolios | Semiannual report

John Hancock Lifestyle Growth Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation*

EQUITY	81.4% OF TOTAL

U.S. Large Cap	36.1%

International Large Cap	12.1%

U.S. Mid Cap	7.3%

Large Blend	6.3%

Emerging Markets	5.8%

International Small Cap	3.8%

U.S. Small Cap	3.1%

Financial Industries	1.7%

Natural Resources	1.6%

Health Sciences	1.5%

Real Estate	1.1%

Global Large Cap	1.0%

FIXED INCOME	15.0% OF TOTAL

Multi-Sector Bond	4.2%

High Yield Bond	3.2%

Bank Loan	3.1%

Intermediate Bond	2.3%

Global Bond	1.7%

Treasury Inflation-Protected Securities	0.5%

ALTERNATIVE	3.6% OF TOTAL

Currency	2.2%

Global Absolute Return Strategies	1.1%

Seaport Fund	0.3%

* As a percentage of net assets on 6-30-14.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-14

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05

Average annual total returns

1 year	14.01%	14.15%	18.17%	19.61%	19.89%	19.69%	20.17%	20.45%	20.47%	20.47%	20.54%	24.61%	4.37%	20.38%

5 years	13.01%	13.07%	13.37%	13.78%	13.50%	13.88%	14.27%	14.59%	14.07%	14.67%	14.74%	18.83%	4.85%	16.09%

Since inception	5.89%	5.80%	5.77%	5.63%	5.70%	6.26%	6.59%	6.89%	6.09%	6.98%	6.53%	8.18%	5.04%	7.76%

Cumulative returns

6-months	–0.06%	–0.23%	3.84%	5.02%	5.12%	5.04%	5.22%	5.34%	5.36%	5.36%	5.43%	7.14%	3.93%	6.53%

5 years	84.31%	84.83%	87.27%	90.66%	88.39%	91.55%	94.80%	97.56%	93.17%	98.31%	98.89%	136.98%	26.74%	110.88%

Since inception	64.50%	63.30%	62.89%	53.16%	61.96%	69.60%	74.29%	78.52%	67.28%	79.93%	65.93%	98.19%	53.43%	91.62%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Net (%)	1.35	2.10	2.09	1.77	1.50	1.68	1.28	1.06	0.94	0.99	0.94
Gross (%)	1.39	2.10	2.09	1.77	1.82	1.68	1.38	1.06	1.08	0.99	0.94

Please refer to the most recent prospectus and semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 10-15-05 (inception date for Class 1 and Class R6 shares) are 8.21%, 5.04%, and 7.78% (respectively, annualized), and 98.78%, 53.49%, and 92.09% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.87%, 5.45%, and 7.61% (respectively, annualized), and 83.19%, 52.79%, and 79.73% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 9-18-06 (inception date for Class R1 shares) are 7.50%, 5.21%, and 7.27% (respectively, annualized) and 75.56%, 48.53%, and 72.72% (respectively, cumulative).

Semiannual report | Lifestyle Portfolios	7

John Hancock Lifestyle Balanced Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation*

EQUITY	61.3% OF TOTAL

U.S. Large Cap	27.0%

International Large Cap	9.7%

U.S. Mid Cap	5.0%

Large Blend	4.4%

Emerging Markets	3.8%

International Small Cap	2.8%

U.S. Small Cap	2.4%

Natural Resources	1.5%

Financial Industries	1.4%

Real Estate	1.2%

Health Sciences	1.2%

Global Large Cap	0.9%

FIXED INCOME	34.8% OF TOTAL

Multi-Sector Bond	10.1%

Intermediate Bond	9.0%

Bank Loan	5.9%

High Yield Bond	5.6%

Global Bond	3.2%

Treasury Inflation-Protected Securities	1.0%

ALTERNATIVE	3.9% OF TOTAL

Currency	2.4%

Global Absolute Return Strategies	1.3%

Seaport Fund	0.2%

* As a percentage of net assets on 6-30-14.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-14

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05

Average annual total returns

1 year	10.43%	10.42%	14.43%	15.80%	16.05%	15.91%	16.45%	16.58%	16.67%	16.65%	16.69%	24.61%	4.37%	16.24%

5 years	11.46%	11.52%	11.81%	12.19%	11.94%	12.32%	12.74%	13.00%	12.49%	13.08%	13.15%	18.83%	4.85%	13.32%

Since inception	5.75%	5.63%	5.64%	5.51%	5.54%	6.12%	6.46%	6.74%	5.93%	6.81%	6.57%	8.18%	5.04%	7.23%

Cumulative returns

6-months	–0.27%	–0.39%	3.62%	4.80%	4.94%	4.78%	5.05%	5.08%	5.16%	5.14%	5.16%	7.14%	3.93%	5.90%

5 years	72.04%	72.46%	74.75%	77.72%	75.76%	78.73%	82.12%	84.20%	80.14%	84.89%	85.47%	136.98%	26.74%	86.86%

Since inception	62.65%	61.09%	61.17%	51.83%	59.92%	67.69%	72.42%	76.36%	65.18%	77.56%	66.43%	98.19%	53.43%	83.63%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Net (%)	1.31	2.10	2.05	1.74	1.46	1.61	1.20	1.01	0.90	0.95	0.90
Gross (%)	1.35	2.10	2.05	1.74	1.99	1.61	1.30	1.01	1.02	0.95	0.90

Please refer to the most recent prospectus and semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 10-15-05 (inception date for Class 1 and Class R6 shares) are 8.21%, 5.04%, and 7.25% (respectively, annualized), and 98.78%, 53.49%, and 83.99% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.87%, 5.45%, and 7.24% (respectively, annualized), and 83.19%, 52.79%, and 74.80% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 9-18-06 (inception date for Class R1 shares) are 7.50%, 5.21%, and 6.93% (respectively, annualized) and 75.56%, 48.53%, and 68.46% (respectively, cumulative).

8	Lifestyle Portfolios | Semiannual report

John Hancock Lifestyle Moderate Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation*

EQUITY	40.7% OF TOTAL

U.S. Large Cap	21.0%

International Large Cap	5.2%

U.S. Mid Cap	3.3%

Large Blend	3.0%

Emerging Markets	2.3%

U.S. Small Cap	1.4%

International Small Cap	1.3%

Natural Resources	1.1%

Real Estate	1.0%

Global Large Cap	0.6%

Other	0.5%

FIXED INCOME	55.1% OF TOTAL

Intermediate Bond	20.0%

Multi-Sector Bond	12.5%

Bank Loan	9.0%

High Yield Bond	6.9%

Global Bond	5.4%

Treasury Inflation-Protected Securities	1.3%

ALTERNATIVE	4.2% OF TOTAL

Currency	2.4%

Global Absolute Return Strategies	1.6%

Seaport Fund	0.2%

* As a percentage of net assets on 6-30-14.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-14

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05

Average annual total returns

1 year	6.71%	6.51%	10.54%	11.88%	12.25%	11.96%	12.39%	12.65%	12.86%	12.82%	12.88%	24.61%	4.37%	12.20%

5 years	9.91%	9.94%	10.26%	10.55%	10.37%	10.67%	11.04%	11.36%	10.48%	11.51%	11.58%	18.83%	4.85%	10.52%

Since inception	5.52%	5.40%	5.39%	5.52%	5.32%	5.83%	6.14%	6.45%	5.05%	6.59%	6.59%	8.18%	5.04%	6.60%

Cumulative returns

6-months	–0.49%	–0.65%	3.28%	4.50%	4.67%	4.47%	4.70%	4.78%	4.96%	4.86%	4.96%	7.14%	3.93%	5.26%

5 years	60.37%	60.59%	62.98%	65.10%	63.80%	66.04%	68.81%	71.22%	64.63%	72.42%	72.95%	136.98%	26.74%	64.88%

Since inception	59.56%	57.97%	57.95%	51.91%	56.98%	63.79%	67.95%	72.33%	53.54%	74.27%	66.57%	98.19%	53.43%	74.45%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Net (%)	1.25	2.02	1.99	1.73	1.40	1.63	1.23	1.03	0.84	0.89	0.84
Gross (%)	1.29	2.02	1.99	1.73	2.55	1.63	1.33	1.03	1.11	0.89	0.84

Please refer to the most recent prospectus and semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 10-15-05 (inception date for Class 1 and Class R6 shares) are 8.21%, 5.04%, and 6.61% (respectively, annualized), and 98.78%, 53.49%, and 74.70% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.87%, 5.45%, and 6.75% (respectively, annualized), and 83.19%, 52.79%, and 68.55% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 9-18-06 (inception date for Class R1 shares) are 7.50%, 5.21%, and 6.47% (respectively, annualized) and 75.56%, 48.53%, and 62.90% (respectively, cumulative).

Semiannual report | Lifestyle Portfolios	9

John Hancock Lifestyle Conservative Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Asset Allocation*

EQUITY	21.9% OF TOTAL

U.S. Large Cap	10.3%

International Large Cap	3.5%

Other	2.3%

U.S. Mid Cap	1.3%

Real Estate	1.0%

Emerging Markets	1.0%

Large Blend	1.0%

U.S. Small Cap	0.5%

Natural Resources	0.5%

Global Large Cap	0.5%

FIXED INCOME	73.0% OF TOTAL

Intermediate Bond	28.7%

Multi-Sector Bond	14.5%

Bank Loan	10.8%

Global Bond	7.0%

High Yield Bond	5.3%

Short-Term Bond	4.0%

Treasury Inflation-Protected Securities	2.7%

ALTERNATIVE	5.1% OF TOTAL

Currency	2.5%

Global Absolute Return Strategies	2.4%

Seaport Fund	0.2%

* As a percentage of net assets on 6-30-14.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-14

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1[3]	Index 2[3]	Index 3[3]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-18-05	10-18-05	10-18-05

Average annual total returns

1 year	3.24%	2.89%	6.91%	8.12%	8.52%	8.37%	8.68%	9.00%	9.18%	9.07%	24.61%	4.37%	8.24%

5 years	7.74%	7.74%	8.09%	8.34%	8.20%	8.50%	8.80%	9.17%	8.15%	9.32%	18.83%	4.85%	7.69%

Since inception	5.09%	4.99%	4.96%	5.23%	4.89%	5.42%	5.69%	6.04%	4.39%	6.16%	8.18%	5.04%	5.87%

Cumulative returns

6-months	–0.91%	–1.02%	2.91%	4.01%	4.23%	4.16%	4.31%	4.46%	4.60%	4.49%	7.14%	3.93%	4.60%

5 years	45.17%	45.20%	47.52%	49.25%	48.32%	50.37%	52.48%	55.05%	47.96%	56.13%	136.98%	26.74%	44.87%

Since inception	54.02%	52.72%	52.38%	48.79%	51.53%	58.34%	61.90%	66.54%	45.34%	68.32%	98.19%	53.43%	64.30%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.22	1.99	1.97	1.66	1.37	1.51	1.23	0.92	0.81	0.86
Gross (%)	1.27	1.99	1.97	1.66	3.37	1.51	1.33	0.92	1.19	0.86

Please refer to the most recent prospectus and semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares.

3 Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 10-15-05 (inception date for Class 1 and Class R6 shares) are 8.21%, 5.04%, and 5.88% (respectively, annualized), and 98.78%, 53.49%, and 64.45% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 6-30-14 for the period beginning 9-18-06 (inception date for Class R1 shares) are 7.50%, 5.21% and 5.90% (respectively, annualized) and 75.56%, 48.53%, and 56.20% (respectively, cumulative).

10	Lifestyle Portfolios | Semiannual report

Your expenses

As a shareholder of a John Hancock Funds II Lifestyle Portfolio, you incur ongoing costs, such as management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual report | Lifestyle Portfolios	11

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-14	6-30-14	1-1-14–6-30-14	Expense Ratio[2]
Lifestyle Aggressive Portfolio

Class A	Actual	$1,000.00	$1,054.60	$2.39	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%

Class B	Actual	1,000.00	1,050.10	6.46	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%

Class C	Actual	1,000.00	1,050.00	6.15	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%

Class R1	Actual	1,000.00	1,051.30	5.24	1.03%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%

Class R2	Actual	1,000.00	1,052.90	3.16	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R3	Actual	1,000.00	1,052.10	4.78	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%

Class R4	Actual	1,000.00	1,053.50	2.90	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%

Class R5	Actual	1,000.00	1,054.60	1.43	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%

Class R6	Actual	1,000.00	1,056.00	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Class 1	Actual	1,000.00	1,056.00	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Lifestyle Growth Portfolio

Class A	Actual	$1,000.00	$1,052.20	$2.39	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%

Class B	Actual	1,000.00	1,047.70	6.19	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22%

Class C	Actual	1,000.00	1,048.40	6.15	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%

Class R1	Actual	1,000.00	1,050.20	4.52	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Class R2	Actual	1,000.00	1,051.20	3.15	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R3	Actual	1,000.00	1,050.40	4.07	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

Class R4	Actual	1,000.00	1,052.20	1.93	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.91	0.38%

Class R5	Actual	1,000.00	1,053.40	0.81	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%

Class R6	Actual	1,000.00	1,053.60	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Class 1	Actual	1,000.00	1,053.60	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 5	Actual	1,000.00	1,054.30	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

12	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-14	6-30-14	1-1-14–6-30-14	Expense Ratio[2]
Lifestyle Balanced Portfolio

Class A	Actual	$1,000.00	$1,049.90	$2.39	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%

Class B	Actual	1,000.00	1,046.10	6.19	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22%

Class C	Actual	1,000.00	1,046.20	6.14	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%

Class R1	Actual	1,000.00	1,048.00	4.52	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Class R2	Actual	1,000.00	1,049.40	3.15	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R3	Actual	1,000.00	1,047.80	3.96	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

Class R4	Actual	1,000.00	1,050.50	1.93	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.91	0.38%

Class R5	Actual	1,000.00	1,050.80	0.92	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.90	0.18%

Class R6	Actual	1,000.00	1,051.60	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Class 1	Actual	1,000.00	1,051.40	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 5	Actual	1,000.00	1,051.60	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Lifestyle Moderate Portfolio

Class A	Actual	$1,000.00	$1,047.30	$2.39	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%

Class B	Actual	1,000.00	1,043.50	6.28	1.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24%

Class C	Actual	1,000.00	1,042.80	6.13	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%

Class R1	Actual	1,000.00	1,045.00	4.97	0.98%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%

Class R2	Actual	1,000.00	1,046.70	3.15	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R3	Actual	1,000.00	1,044.70	4.46	0.88%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%

Class R4	Actual	1,000.00	1,047.00	2.28	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%

Class R5	Actual	1,000.00	1,047.80	1.32	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%

Class R6	Actual	1,000.00	1,049.60	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Class 1	Actual	1,000.00	1,048.60	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 5	Actual	1,000.00	1,049.60	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Semiannual report | Lifestyle Portfolios	13

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-14	6-30-14	1-1-14–6-30-14	Expense Ratio[2]
Lifestyle Conservative Portfolio

Class A	Actual	$1,000.00	$1,043.00	$2.38	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%

Class B	Actual	1,000.00	1,039.80	6.27	1.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24%

Class C	Actual	1,000.00	1,039.10	6.12	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%

Class R1	Actual	1,000.00	1,040.10	5.31	1.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%

Class R2	Actual	1,000.00	1,042.30	3.14	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R3	Actual	1,000.00	1,041.60	4.45	0.88%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%

Class R4	Actual	1,000.00	1,043.10	2.58	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%

Class R5	Actual	1,000.00	1,044.60	1.22	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.20	0.24%

Class R6	Actual	1,000.00	1,046.00	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Class 1	Actual	1,000.00	1,044.90	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).

2 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Period ended	Aggressive	Growth	Balanced	Moderate	Conservative
6-30-14	0.68%–2.70%	0.55%–2.70%	0.55%–2.70%	0.55%–2.70%	0.55%–2.70%

14	Lifestyle Portfolios | Semiannual report

Portfolios’ investments

Investment companies

Underlying Funds’ Investment Managers

Allianz Life Insurance Company of New York	(Allianz)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management
Americas Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Mutual Advisers	(Franklin)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management
Company LLC	(PIMCO)
QS Investors, Inc.	(QS Investors)
Robeco Investment Management, Inc.	(Robeco)
RS Investment Management Company LLC	(RS Investment)
Standard Life Investments
(Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

Lifestyle Aggressive Portfolio
Securities owned by the portfolio on 6-30-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 100.00%

EQUITY 96.8%
All Cap Core, Class NAV (QS Investors)	10,382,206	$144,624,131
Alpha Opportunities, Class NAV (Wellington)	21,593,277	292,588,910
Blue Chip Growth, Class NAV (T. Rowe Price)	6,969,206	241,970,819
Capital Appreciation, Class NAV (Jennison)	12,312,792	217,690,161
Capital Appreciation Value, Class NAV
(T. Rowe Price)	12,723,851	159,557,094
China Emerging Leaders, Class NAV (DFA)	3,854,408	36,462,704
Disciplined Value, Class NAV (Robeco)	4,757,155	89,957,803
Emerging Markets, Class NAV (DFA)	33,107,114	361,198,615
Equity-Income, Class NAV (T. Rowe Price)	11,119,861	237,520,230
Financial Industries, Class NAV (John Hancock1) (A)	5,634,179	96,795,191
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	3,139,160	41,782,225
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	12,589,240	175,619,903
Global Equity, Class NAV (John Hancock1) (A)	4,036,611	47,591,638
Global Real Estate, Class NAV (Deutsche)	2,583,933	23,772,183
Global Shareholder Yield, Class NAV (Epoch)	3,898,619	48,381,868
Greater China Opportunities, Class NAV
(John Hancock1) (A)	528,735	12,023,436
Health Sciences, Class NAV (T. Rowe Price)	4,385,736	82,320,264
International Core, Class NAV (GMO)	3,390,781	125,153,732
International Growth Opportunities, Class NAV
(Baillie Gifford)	6,253,450	89,737,001
International Growth Stock, Class NAV (Invesco)	7,623,534	109,092,779
International Small Cap, Class NAV
(Franklin Templeton)	4,590,979	90,947,294
International Small Company, Class NAV (DFA)	8,297,203	92,098,958
International Value Equity, Class NAV
(John Hancock1) (A)	7,249,976	71,049,766
International Value, Class NAV (Templeton)	13,359,171	243,537,680
Mid Cap Stock, Class NAV (Wellington)	8,789,372	198,639,813
Mid Value, Class NAV (T. Rowe Price)	8,964,869	160,919,402
Mutual Shares, Class NAV (Franklin)	3,706,138	54,517,288
Natural Resources, Class NAV (Wellington)	5,418,593	103,766,052
Real Estate Equity, Class NAV (T. Rowe Price)	2,108,191	23,738,228
Redwood, Class NAV (Allianz)	2,936,799	33,655,721
Science & Technology, Class NAV
(T. Rowe Price/Allianz)	10,294,781	143,921,036
Select Growth, Class NAV (Baillie Gifford)	562,083	11,961,134
Small Cap Core, Class NAV (Wellington) (I)	4,335,302	44,870,371
Small Cap Growth, Class NAV (Wellington)	3,355,121	37,510,255
Small Cap Opportunities, Class NAV (Invesco/DFA)	862,896	26,698,006
Small Cap Value, Class NAV (Wellington)	1,661,171	32,376,225
Small Company Growth, Class NAV (Invesco)	1,617,217	34,301,180
Small Company Value, Class NAV (T. Rowe Price)	1,263,698	48,879,842
Strategic Growth, Class NAV (John Hancock1) (A)	14,618,676	235,068,317
Technical Opportunities, Class NAV (Wellington)	9,455,397	137,670,587
U.S. Equity, Class NAV (GMO)	5,490,321	74,119,333
Value, Class NAV (Invesco)	5,363,901	68,175,182
Value Equity Fund, Class NAV (Barrow Hanley) (I)	5,992,264	59,802,791

See notes to financial statements	Semiannual report | Lifestyle Portfolios	15

Lifestyle Aggressive Portfolio (continued)

	Shares	Value
ALTERNATIVE 3.2%
Absolute Return Currency, Class NAV (First Quadrant)	9,721,116	$94,586,462
Global Absolute Return Strategies, Class NAV
(Standard Life)	3,878,237	43,281,128
Seaport, Class NAV (Wellington) (I)	1,397,749	14,229,089

Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,445,271,981) 100.0%		$4,814,161,827
Other assets and liabilities, net 0.0%		419,959

TOTAL NET ASSETS 100.0%		$4,814,581,786

Percentages are based upon net assets.

Lifestyle Growth Portfolio
Securities owned by the portfolio on 6-30-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 100.00%

EQUITY 81.4%
All Cap Core, Class NAV (QS Investors)	26,700,540	$371,938,525

Alpha Opportunities, Class NAV (Wellington)	52,352,014	709,369,784

Blue Chip Growth, Class NAV (T. Rowe Price)	19,489,949	676,691,028

Capital Appreciation, Class NAV (Jennison)	34,933,283	617,620,435

Capital Appreciation Value, Class NAV
(T. Rowe Price)	49,253,930	617,644,277

China Emerging Leaders, Class NAV (DFA)	11,015,750	104,208,995

Disciplined Value, Class NAV (Robeco)	12,193,269	230,574,725

Emerging Markets, Class NAV (DFA)	68,794,989	750,553,334

Equity-Income, Class NAV (T. Rowe Price)	26,640,036	569,031,166

Financial Industries, Class NAV (John Hancock1) (A)	14,875,800	255,566,245

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	10,648,685	141,734,003

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	31,562,122	440,291,606

Global Equity, Class NAV (John Hancock1) (A)	12,557,904	148,057,690

Global Real Estate, Class NAV (Deutsche)	9,503,496	87,432,163

Global Shareholder Yield, Class NAV (Epoch)	16,537,820	205,234,343

Health Sciences, Class NAV (T. Rowe Price)	11,595,948	217,655,935

International Core, Class NAV (GMO)	7,895,254	291,413,835

International Growth Opportunities, Class NAV
(Baillie Gifford)	15,898,326	228,140,978

International Growth Stock, Class NAV (Invesco)	17,698,781	253,269,563

International Small Cap, Class NAV
(Franklin Templeton)	9,929,872	196,710,773

International Small Company, Class NAV (DFA)	17,951,454	199,261,141

International Value Equity, Class NAV
(John Hancock1) (A)	16,924,689	165,861,952

International Value, Class NAV (Templeton)	31,903,493	581,600,673

Mid Cap Stock, Class NAV (Wellington)	22,535,266	509,297,014

Mid Value, Class NAV (T. Rowe Price)	22,262,068	399,604,124

Mutual Shares, Class NAV (Franklin)	11,827,475	173,982,161

Natural Resources, Class NAV
(RS Investments/Wellington)	12,159,810	232,860,353

Real Estate Equity, Class NAV (T. Rowe Price)	6,434,922	72,457,222

Redwood, Class NAV (Allianz)	9,014,171	103,302,404

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	26,642,323	372,459,673

Small Cap Core, Class NAV (Wellington) (I)	8,912,316	92,242,466

Small Cap Growth, Class NAV (Wellington)	6,950,636	77,708,107

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,784,830	55,222,631

Small Cap Value, Class NAV (Wellington)	3,500,645	68,227,578

Small Company Growth, Class NAV (Invesco)	3,331,885	70,669,275

Small Company Value, Class NAV (T. Rowe Price)	2,652,126	102,584,238

Strategic Growth, Class NAV (John Hancock1) (A)	39,133,367	629,264,535

Technical Opportunities, Class NAV (Wellington)	25,563,047	372,197,970

U.S. Equity, Class NAV (GMO)	23,152,869	312,563,735

Value, Class NAV (Invesco)	13,617,191	173,074,494

Value Equity Fund, Class NAV (Barrow Hanley) (I)	19,077,260	190,391,055

Lifestyle Growth Portfolio (continued)

	Shares	Value
FIXED INCOME 15.0%
Active Bond, Class NAV
(John Hancock1/Declaration) (A)	14,014,732	$145,192,628

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	9,527,005	90,792,360

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	10,896,316	110,706,566

Floating Rate Income, Class NAV (WAMCO)	48,576,216	457,102,189

Focused High Yield, Class NAV (John Hancock1) (A)	40,290,799	159,551,564

Global Bond, Class NAV (PIMCO) (I)	4,577,750	57,816,976

Global Income, Class NAV (Stone Harbor)	10,399,237	107,320,123

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	5,242,465	53,263,442

High Yield, Class NAV (WAMCO)	11,664,473	111,279,073

Real Return Bond, Class NAV (PIMCO)	6,186,165	72,749,305

Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	19,755,371	203,282,770

Spectrum Income, Class NAV (T. Rowe Price)	14,445,192	161,930,597

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	23,397,303	257,838,281

Total Return, Class NAV (PIMCO)	10,444,422	145,177,469

U.S. High Yield Bond, Class NAV (Wells Capital)	7,739,106	96,970,998

ALTERNATIVE 3.6%
Absolute Return Currency, Class NAV
(First Quadrant)	33,316,691	324,171,407

Global Absolute Return Strategies, Class NAV
(Standard Life)	14,975,328	167,124,659

Seaport, Class NAV (Wellington) (I)	4,276,839	43,538,217

Total Investments (Lifestyle Growth Portfolio)
(Cost $11,147,606,643) 100.0%	$14,833,780,828
Other assets and liabilities, net 0.0%		2,193,715

TOTAL NET ASSETS 100.0%		$14,835,974,543

Percentages are based upon net assets.

Lifestyle Balanced Portfolio
Securities owned by the portfolio on 6-30-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 100.00%

EQUITY 61.3%
All Cap Core, Class NAV (QS Investors)	16,945,050	$236,044,551

Alpha Opportunities, Class NAV (Wellington)	37,384,371	506,558,223

Blue Chip Growth, Class NAV (T. Rowe Price)	15,290,986	530,903,021

Capital Appreciation, Class NAV (Jennison)	25,708,232	454,521,548

Capital Appreciation Value, Class NAV (T. Rowe)	47,504,089	595,701,282

China Emerging Leaders, Class NAV (DFA)	8,107,545	76,697,376

Disciplined Value, Class NAV (Robeco)	9,491,015	179,475,088

Emerging Markets, Class NAV (DFA)	47,282,136	515,848,106

Equity-Income, Class NAV (T. Rowe Price)	20,134,909	430,081,656

Financial Industries, Class NAV (John Hancock1) (A)	13,128,460	225,546,947

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	10,307,919	137,198,402

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	23,636,003	329,722,239

Global Equity, Class NAV (John Hancock1) (A)	11,927,700	140,627,585

Global Real Estate, Class NAV (Deutsche)	12,570,763	115,651,023

Global Shareholder Yield, Class NAV (Epoch)	17,068,327	211,817,940

Health Sciences, Class NAV (T. Rowe Price)	10,131,028	190,159,399

International Core, Class NAV (GMO)	6,579,939	242,865,553

International Growth Opportunities, Class NAV
(Baillie Gifford)	12,709,431	182,380,329

International Growth Stock, Class NAV (Invesco)	14,687,930	210,184,281

International Small Cap, Class NAV
(Franklin Templeton)	7,602,846	150,612,382

International Small Company, Class NAV (DFA)	14,049,667	155,951,304

International Value Equity, Class NAV
(John Hancock1) (A)	13,982,453	137,028,043

International Value, Class NAV (Templeton)	26,457,257	482,315,793

16	Lifestyle Portfolios | Semiannual report	See notes to financial statements

Lifestyle Balanced Portfolio (continued)

	Shares	Value
Mid Cap Stock, Class NAV (Wellington)	15,929,609	$360,009,153

Mid Value, Class NAV (T. Rowe Price)	16,333,439	293,185,229

Mutual Shares, Class NAV (Franklin)	9,134,562	134,369,403

Natural Resources, Class NAV
(RS Investments/Wellington)	12,315,679	235,845,256

Real Estate Equity, Class NAV (T. Rowe Price)	6,847,092	77,098,253

Redwood, Class NAV (Allianz)	9,593,893	109,946,011

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	22,296,339	311,702,818

Small Cap Core, Class NAV (Wellington) (I)	7,076,636	73,243,187

Small Cap Growth, Class NAV (Wellington)	5,506,823	61,566,283

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,410,329	43,635,573

Small Cap Value, Class NAV (Wellington)	2,854,881	55,641,625

Small Company Growth, Class NAV (Invesco)	2,608,588	55,328,151

Small Company Value, Class NAV (T. Rowe Price)	2,155,336	83,368,396

Strategic Growth, Class NAV (John Hancock1) (A)	28,386,792	456,459,619

Technical Opportunities, Class NAV (Wellington)	16,023,557	233,302,984

U.S. Equity, Class NAV (GMO)	22,442,621	302,975,387

Value, Class NAV (Invesco)	10,496,244	133,407,264

Value Equity Fund, Class NAV (Barrow Hanley) (I)	13,682,730	136,553,644

FIXED INCOME 34.8%
Active Bond, Class NAV
(John Hancock1/Declaration) (A)	51,680,570	535,410,700

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	16,877,923	160,846,605

Core Bond, Class NAV (Wells Capital)	12,559,787	162,649,246

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	15,362,590	156,083,911

Floating Rate Income, Class NAV (WAMCO)	98,545,887	927,316,800

Focused High Yield, Class NAV (John Hancock1) (A)	68,008,483	269,313,594

Global Bond, Class NAV (PIMCO) (I)	15,117,237	190,930,709

Global Income, Class NAV (Stone Harbor)	18,546,936	191,404,379

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	5,713,391	58,048,057

High Yield, Class NAV (WAMCO)	23,771,783	226,782,813

Investment Quality Bond, Class NAV (Wellington)	10,534,298	131,678,727

Real Return Bond, Class NAV (PIMCO)	13,169,773	154,876,527

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	50,623,147	520,912,180

Spectrum Income, Class NAV (T. Rowe Price)	42,804,773	479,841,502

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	51,019,398	562,233,769

Total Return, Class NAV (PIMCO)	37,762,308	524,896,086

U.S. High Yield Bond, Class NAV (Wells Capital)	15,627,839	195,816,827

ALTERNATIVE 3.9%
Absolute Return Currency, Class NAV
(First Quadrant)	38,182,828	371,518,916

Global Absolute Return Strategies, Class NAV
(Standard Life)	18,532,807	206,826,126

Seaport, Class NAV (Wellington) (I)	3,800,541	38,689,505

Total Investments (Lifestyle Balanced Portfolio)
(Cost $12,444,311,015) 100.0%	$15,661,607,286
Other assets and liabilities, net 0.0%		1,623,745

TOTAL NET ASSETS 100.0%		$15,663,231,031

Percentages are based upon net assets.

Lifestyle Moderate Portfolio
Securities owned by the portfolio on 6-30-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 100.00%

EQUITY 40.7%
Alpha Opportunities, Class NAV (Wellington)	7,998,357	$108,377,741

Blue Chip Growth, Class NAV (T. Rowe Price)	3,621,732	125,746,544

Capital Appreciation, Class NAV (Jennison)	5,992,157	105,941,331

Lifestyle Moderate Portfolio (continued)

	Shares	Value
Capital Appreciation Value, Class NAV
(T. Rowe Price)	14,171,905	$177,715,687

Emerging Markets, Class NAV (DFA)	10,208,970	111,379,864

Enduring Equity, Class NAV (Wellington)	2,359,062	26,256,361

Equity-Income, Class NAV (T. Rowe Price)	7,345,018	156,889,578

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	2,605,534	34,679,651

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	10,830,677	151,087,944

Global Equity, Class NAV (John Hancock1) (A)	3,285,374	38,734,557

Global Real Estate, Class NAV (Deutsche)	2,615,928	24,066,542

Global Shareholder Yield, Class NAV (Epoch)	4,119,676	51,125,181

International Core, Class NAV (GMO)	1,330,143	49,095,587

International Growth Opportunities, Class NAV
(Baillie Gifford)	2,457,829	35,269,851

International Growth Stock, Class NAV (Invesco)	3,028,366	43,335,921

International Small Cap, Class NAV
(Franklin Templeton)	1,624,913	32,189,534

International Small Company, Class NAV (DFA)	2,909,324	32,293,498

International Value Equity, Class NAV
(John Hancock1) (A)	2,895,086	28,371,846

International Value, Class NAV (Templeton)	5,088,371	92,760,995

Mid Cap Stock, Class NAV (Wellington)	3,307,388	74,746,964

Mid Value, Class NAV (T. Rowe Price)	4,653,884	83,537,210

Natural Resources, Class NAV
(RS Investments/Wellington)	2,719,910	52,086,281

Real Estate Equity, Class NAV (T. Rowe Price)	2,117,109	23,838,648

Redwood, Class NAV (Allianz)	3,758,818	43,076,059

Small Cap Growth, Class NAV (Wellington)	1,445,988	16,166,149

Small Cap Value, Class NAV (Wellington)	772,839	15,062,638

Small Company Growth, Class NAV (Invesco)	675,216	14,321,328

Small Company Value, Class NAV (T. Rowe Price)	580,539	22,455,244

Strategic Growth, Class NAV (John Hancock1) (A)	6,580,864	105,820,294

U.S. Equity, Class NAV (GMO)	7,001,670	94,522,547

FIXED INCOME 55.1%
Active Bond, Class NAV
(John Hancock1/Declaration) (A)	35,827,504	371,172,945

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	7,511,087	71,580,659

Core Bond, Class NAV (Wells Capital)	9,507,235	123,118,692

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	7,198,374	73,135,480

Floating Rate Income, Class NAV (WAMCO)	46,605,797	438,560,550

Focused High Yield, Class NAV (John Hancock1) (A)	25,935,092	102,702,963

Global Bond, Class NAV (PIMCO) (I)	9,257,397	116,920,930

Global Income, Class NAV (Stone Harbor)	7,638,286	78,827,113

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	1,567,336	15,924,133

High Yield, Class NAV (WAMCO)	8,648,143	82,503,281

Investment Quality Bond, Class NAV (Wellington)	6,986,909	87,336,360

Real Return Bond, Class NAV (PIMCO)	5,571,808	65,524,463

Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	18,977,627	195,279,786

Spectrum Income, Class NAV (T. Rowe Price)	16,511,015	185,088,476

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	20,289,335	223,588,476

Total Return, Class NAV (PIMCO)	26,728,456	371,525,534

U.S. High Yield Bond, Class NAV (Wells Capital)	5,574,645	69,850,301

ALTERNATIVE 4.2%
Absolute Return Currency, Class NAV
(First Quadrant)	11,832,040	115,125,745

Global Absolute Return Strategies, Class NAV
(Standard Life)	7,033,630	78,495,311

Seaport, Class NAV (Wellington) (I)	965,887	9,832,730

Total Investments (Lifestyle Moderate Portfolio)
(Cost $4,163,711,448) 100.0%		$4,847,045,503
Other assets and liabilities, net 0.0%		1,133,607

TOTAL NET ASSETS 100.0%		$4,848,179,110

Percentages are based upon net assets.

See notes to financial statements	Semiannual report | Lifestyle Portfolios	17

Lifestyle Conservative Portfolio
Securities owned by the portfolio on 6-30-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 100.0%

EQUITY 21.9%
Alpha Opportunities, Class NAV (Wellington)	2,810,060	$38,076,312

Blue Chip Growth, Class NAV (T. Rowe Price)	3,093,301	107,399,419

Capital Appreciation Value, Class NAV (T. Rowe Price)	6,456,319	80,962,237

Emerging Markets, Class NAV (DFA)	3,345,812	36,502,810

Enduring Equity, Class NAV (Wellington)	7,731,024	86,046,295

Equity-Income, Class NAV (T. Rowe Price)	3,011,857	64,333,264

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	1,355,994	18,048,282

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,644,060	22,934,636

Global Equity, Class NAV (John Hancock1) (A)	2,407,611	28,385,734

Global Real Estate, Class NAV (Deutsche)	1,996,755	18,370,143

Global Shareholder Yield, Class NAV (Epoch)	2,032,907	25,228,381

International Core, Class NAV (GMO)	497,191	18,351,323

International Growth Stock, Class NAV (Invesco)	1,928,705	27,599,762

International Value, Class NAV (Templeton)	3,237,992	59,028,602

Mid Cap Stock, Class NAV (Wellington)	1,223,541	27,652,019

Mid Value, Class NAV (T. Rowe Price)	1,132,217	20,323,300

Natural Resources, Class NAV
(RS Investments/Wellington)	1,041,961	19,953,548

Real Estate Equity, Class NAV (T. Rowe Price)	1,627,772	18,328,712

Redwood, Class NAV (Allianz)	2,881,454	33,021,466

Small Cap Growth, Class NAV (Wellington)	824,114	9,213,598

Small Company Value, Class NAV (T. Rowe Price)	251,746	9,737,546

Strategic Growth, Class NAV (John Hancock1) (A)	695,856	11,189,364

U.S. Equity, Class NAV (GMO)	3,650,540	49,282,292

FIXED INCOME 73.0%
Active Bond, Class NAV
(John Hancock1/Declaration) (A)	37,362,732	387,077,906

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	7,008,351	66,789,585

Core Bond, Class NAV (Wells Capital)	10,290,726	133,264,906

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	7,462,851	75,822,564

Floating Rate Income, Class NAV (WAMCO)	43,660,566	410,845,924

Focused High Yield, Class NAV (John Hancock1) (A)	17,652,709	69,904,729

Global Bond, Class NAV (PIMCO) (I)	9,786,997	123,609,777

Global Income, Class NAV (Stone Harbor)	4,499,326	46,433,046

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	1,320,774	13,419,059

High Yield, Class NAV (WAMCO)	5,006,131	47,758,489

Investment Quality Bond, Class NAV (Wellington)	12,829,269	160,365,858

Real Return Bond, Class NAV (PIMCO)	8,708,553	102,412,588

Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	16,824,270	173,121,739

Short Term Government Income, Class NAV
(John Hancock1) (A)	15,630,927	153,026,774

Spectrum Income, Class NAV (T. Rowe Price)	14,985,470	167,987,123

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	19,006,633	209,453,099

Total Return, Class NAV (PIMCO)	27,857,121	387,213,987

U.S. High Yield Bond, Class NAV (Wells Capital)	3,045,200	38,156,352

ALTERNATIVE 5.1%
Absolute Return Currency, Class NAV
(First Quadrant)	9,742,473	94,794,261

Global Absolute Return Strategies, Class NAV
(Standard Life)	7,924,301	88,435,204

Seaport, Class NAV (Wellington) (I)	751,000	7,645,180

Total Investments (Lifestyle Conservative Portfolio)
(Cost $3,423,166,247) 100.0%		$3,787,507,195
Other assets and liabilities, net 0.0%		1,216,818

TOTAL NET ASSETS 100.0%		$3,788,724,013

Percentages are based upon net assets.

Footnote Legend:

(A) The subadvisor is an affiliate of the advisor.

(G) The underlying fund’s subadvisor is shown parenthetically.

(I) Non-income producing.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

18	Lifestyle Portfolios | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statements of assets and liabilities 6-30-14 (Unaudited)

These Statements of assets and liabilities are the portfolios’ balance sheets. They show the value of what each portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Assets

Investments in affiliated underlying funds, at value	4,814,161,827	14,833,780,828	15,661,607,286
Cash	2,217	7,877	9,098
Receivable for investments sold	9,964,736	25,834,753	22,796,066
Receivable for fund shares sold	1,338,319	7,270,390	8,373,503
Dividends and interest receivable	237,700	5,085,806	8,998,876
Receivable due from advisor	1,530	4,445	5,040
Other assets	78,199	134,303	155,713
Total assets	4,825,784,528	14,872,118,402	15,701,945,582

Liabilities

Payable for investments purchased	—	4,968,840	9,597,217
Payable for fund shares repurchased	11,061,747	30,702,535	28,534,953
Distributions payable	—	—	81,596
Payable to affiliates: Accounting and legal services fees	26,241	87,190	93,719
Transfer agent fees	61,470	240,926	279,728
Distribution and service fees	9,123	19,872	26,681
Other liabilities and accrued expenses	44,161	124,496	100,657
Total liabilities	11,202,742	36,143,859	38,714,551

Net assets	$4,814,581,786	$14,835,974,543	$15,663,231,031

Net assets consist of

Paid-in capital	$3,585,923,682	$11,410,317,248	$12,868,329,094
Undistributed net investment income (loss)	(3,417,087)	32,082,414	488,949
Accumulated undistributed net realized gain (loss) on investments	(136,814,655)	(292,599,304)	(422,883,283)
Net unrealized appreciation (depreciation) on investments	1,368,889,846	3,686,174,185	3,217,296,271
Net assets	$4,814,581,786	$14,835,974,543	$15,663,231,031
Investments in affiliated underlying funds, at cost	$3,445,271,981	$11,147,606,643	$12,444,311,015

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A:[1] Net assets	$384,743,279	$1,450,960,572	$1,680,209,719
Shares outstanding	22,891,576	85,702,059	104,636,061
Net asset value and redemption price per share	$16.81	$16.93	$16.06
Class B:[1] Net assets	$25,049,417	$112,576,840	$110,323,511
Shares outstanding	1,492,719	6,656,084	6,874,674
Net asset value, offering price and redemption price per share	$16.78	$16.91	$16.05
Class C:[1] Net assets	$170,977,672	$724,776,076	$863,686,392
Shares outstanding	10,182,281	42,888,518	53,760,575
Net asset value, offering price and redemption price per share	$16.79	$16.90	$16.07
Class R1: Net assets	$9,935,175	$23,580,378	$21,000,866
Shares outstanding	591,272	1,390,549	1,312,743
Net asset value, offering price and redemption price per share	$16.80	$16.96	$16.00
Class R2: Net assets	$3,125,381	$10,183,089	$6,989,334
Shares outstanding	186,887	604,798	437,164
Net asset value, offering price and redemption price per share	$16.72	$16.84	$15.99
Class R3: Net assets	$7,893,562	$24,641,497	$35,813,158
Shares outstanding	471,340	1,459,279	2,235,234
Net asset value, offering price and redemption price per share	$16.75	$16.89	$16.02
Class R4: Net assets	$6,642,936	$25,528,662	$38,371,335
Shares outstanding	396,507	1,508,780	2,393,790
Net asset value, offering price and redemption price per share	$16.75	$16.92	$16.03
Class R5: Net assets	$12,394,805	$41,161,374	$42,904,573
Shares outstanding	738,030	2,427,460	2,674,021
Net asset value, offering price and redemption price per share	$16.79	$16.96	$16.04
Class R6: Net assets	$12,767,951	$28,241,420	$33,544,629
Shares outstanding	760,711	1,671,737	2,099,086
Net asset value, offering price and redemption price per share	$16.78	$16.89	$15.98
Class 1: Net assets	$4,181,051,608	$12,167,352,626	$12,693,687,409
Shares outstanding	249,311,351	720,188,992	794,634,989
Net asset value, offering price and redemption price per share	$16.77	$16.89	$15.97
Class 5: Net assets	—	$226,972,009	$136,700,105
Shares outstanding	—	13,446,580	8,554,243
Net asset value, offering price and redemption price per share	—	$16.88	$15.98

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.69	$17.82	$16.91

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Lifestyle Portfolios	19

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 6-30-14 (Unaudited)

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Assets

Investments in affiliated underlying funds, at value	4,847,045,503	3,787,507,195
Cash	3,558	3,245
Receivable for investments sold	8,313,696	4,309,761
Receivable for fund shares sold	3,330,959	3,341,674
Dividends and interest receivable	3,684,998	3,147,481
Receivable due from advisor	2,235	2,127
Other assets	95,228	95,533
Total assets	4,862,476,177	3,798,407,016

Liabilities

Payable for investments purchased	4,004,904	3,438,714
Payable for fund shares repurchased	9,908,725	5,643,612
Distributions payable	181,502	403,102
Payable to affiliates: Accounting and legal services fees	29,002	23,262
Transfer agent fees	112,128	103,838
Distribution and service fees	7,129	8,034
Other liabilities and accrued expenses	53,677	62,441
Total liabilities	14,297,067	9,683,003

Net assets	$4,848,179,110	$3,788,724,013

Net assets consist of

Paid-in capital	$4,122,291,714	$3,378,198,103
Undistributed net investment income (loss)	226,729	198,311
Accumulated undistributed net realized gain (loss) on investments	42,326,612	45,986,651
Net unrealized appreciation (depreciation) on investments	683,334,055	364,340,948
Net assets	$4,848,179,110	$3,788,724,013
Investments in affiliated underlying funds, at cost	$4,163,711,448	$3,423,166,247

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A:[1] Net assets	$629,834,629	$572,702,415
Shares outstanding	42,378,315	40,491,430
Net asset value and redemption price per share	$14.86	$14.14
Class B:[1] Net assets	$44,289,089	$43,954,357
Shares outstanding	2,982,236	3,106,615
Net asset value, offering price and redemption price per share	$14.85	$14.15
Class C:[1] Net assets	$405,481,922	$370,014,505
Shares outstanding	27,282,199	26,163,167
Net asset value, offering price and redemption price per share	$14.86	$14.14
Class R1: Net assets	$10,124,623	$8,032,415
Shares outstanding	681,884	568,418
Net asset value, offering price and redemption price per share	$14.85	$14.13
Class R2: Net assets	$2,876,563	$2,318,528
Shares outstanding	194,104	164,074
Net asset value, offering price and redemption price per share	$14.82	$14.13
Class R3: Net assets	$10,722,519	$11,041,689
Shares outstanding	722,789	782,666
Net asset value, offering price and redemption price per share	$14.83	$14.11
Class R4: Net assets	$11,659,277	$8,566,865
Shares outstanding	787,187	606,659
Net asset value, offering price and redemption price per share	$14.81	$14.12
Class R5: Net assets	$12,006,343	$13,800,856
Shares outstanding	809,875	976,538
Net asset value, offering price and redemption price per share	$14.82	$14.13
Class R6: Net assets	$17,649,612	$5,881,590
Shares outstanding	1,191,811	416,662
Net asset value, offering price and redemption price per share	$14.81	$14.12
Class 1: Net assets	$3,651,300,771	$2,752,410,793
Shares outstanding	246,305,207	194,939,574
Net asset value, offering price and redemption price per share	$14.82	$14.12
Class 5: Net assets	$52,233,762	—
Shares outstanding	3,526,828	—
Net asset value, offering price and redemption price per share	$14.81	—

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.64	$14.88

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

20	Lifestyle Portfolios | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the six-month period ended 6-30-14 (Unaudited)

These Statements of operations summarize the portfolios’ investment income earned and expenses directly incurred in operating each portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced	Moderate	Conservative
Investment income

Income distributions received from affiliated
underlying funds	$871,116	$46,692,035	$99,949,129	$45,442,865	$43,003,305

Expenses

Investment management fees	1,256,013	4,061,396	4,356,297	1,290,107	1,147,877
Distribution and service fees	2,560,318	9,092,662	10,228,969	3,982,029	3,568,474
Transfer agent fees	370,868	1,448,428	1,679,280	686,817	641,037
Accounting and legal services fees	282,762	869,811	920,634	285,947	227,393
State registration fees	91,490	123,769	149,485	104,602	110,125
Professional fees	47,279	92,446	97,089	47,968	44,522
Printing and postage	19,217	65,958	59,252	27,154	27,843
Custodian fees	5,837	5,837	5,837	5,837	5,837
Trustees’ fees	31,107	95,442	101,192	31,512	25,710
Registration and filing fees	11,962	11,953	11,969	12,167	11,948
Other	13,775	34,028	35,660	14,276	12,411
Total expenses before reductions	4,690,628	15,901,730	17,645,664	6,488,416	5,823,177

Net expense reductions	(402,425)	(1,292,109)	(1,376,659)	(394,930)	(470,472)
Total expenses	4,288,203	14,609,621	16,269,005	6,093,486	5,352,705

Net investment income (loss)	(3,417,087)	32,082,414	83,680,124	39,349,379	37,650,600

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	90,211,665	215,076,540	197,312,103	42,272,270	43,977,911
Capital gain distributions received from affiliated
underlying funds	15,168,931	40,970,709	32,192,117	8,246,672	—
	105,380,596	256,047,249	229,504,220	50,518,942	43,977,911
Change in net unrealized appreciation
(depreciation) of
Investments in affiliated underlying funds	153,412,008	464,860,984	449,330,139	133,573,762	81,133,333
Net realized and unrealized gain (loss)	258,792,604	720,908,233	678,834,359	184,092,704	125,111,244

Increase in net assets
from operations	$255,375,517	$752,990,647	$762,514,483	$223,442,083	$162,761,844

See notes to financial statements	Semiannual report | Lifestyle Portfolios	21

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolios’ net assets have changed during the last two periods. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Lifestyle Aggressive		Lifestyle Growth
	Six Months Ended 6-30-14		Six Months Ended 6-30-14
	(Unaudited)	Year Ended 12-31-13	(Unaudited)	Year Ended 12-31-13
Increase (decrease) in net assets

From operations
Net investment income (loss)	$(3,417,087)	$35,644,645	$32,082,414	$178,532,438
Net realized gain (loss)	105,380,596	368,704,840	256,047,249	1,022,981,442
Change in net unrealized appreciation (depreciation)	153,412,008	578,414,860	464,860,984	1,414,701,976
Increase in net assets resulting	255,375,517	982,764,345	752,990,647	2,616,215,856
from operations

Distributions to shareholders
From net investment income
Class A	—	(1,829,862)	—	(13,356,130)
Class B	—	—	—	(380,853)
Class C	—	—	—	(2,125,033)
Class R1	—	(12,551)	—	(154,920)
Class R2	—	(9,861)	—	(79,681)
Class R3	—	(17,687)	—	(181,436)
Class R4	—	(40,346)	—	(258,741)
Class R5	—	(81,440)	—	(487,021)
Class R6	—	(46,494)	—	(261,721)
Class 1	—	(35,154,943)	—	(163,090,608)
Class 5	—	—	—	(2,858,963)
From net realized gain
Class A	—	(5,116,141)	—	(16,666,435)
Class B	—	(347,082)	—	(1,570,541)
Class C	—	(2,164,511)	—	(8,521,014)
Class R1	—	(156,956)	—	(296,805)
Class R2	—	(35,636)	—	(114,185)
Class R3	—	(140,301)	—	(320,115)
Class R4	—	(116,571)	—	(307,031)
Class R5	—	(170,063)	—	(489,670)
Class R6	—	(82,241)	—	(249,329)
Class 1	—	(62,184,875)	—	(155,368,856)
Class 5	—	—	—	(2,636,727)

Total distributions	—	(107,707,561)	—	(369,775,815)

From portfolio share transactions	(57,729,313)	(55,880,079)	(58,509,952)	71,568,089

Total increase	197,646,204	819,176,705	694,480,695	2,318,008,130

Net assets

Beginning of period	4,616,935,582	3,797,758,877	14,141,493,848	11,823,485,718

End of period	$4,814,581,786	$4,616,935,582	$14,835,974,543	$14,141,493,848

Undistributed net investment income (loss)	$(3,417,087)	—	$32,082,414	—

22	Lifestyle Portfolios | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifestyle Balanced		Lifestyle Moderate
	Six Months Ended 6-30-14		Six Months Ended 6-30-14
	(Unaudited)	Year Ended 12-31-13	(Unaudited)	Year Ended 12-31-13
Increase (decrease) in net assets

From operations
Net investment income (loss)	$83,680,124	$269,118,956	$39,349,379	$107,511,614
Net realized gain (loss)	229,504,220	861,942,456	50,518,942	199,395,981
Change in net unrealized appreciation	449,330,139	963,605,452	133,573,762	134,909,315
(depreciation)
Increase in net assets resulting	762,514,483	2,094,666,864	223,442,083	441,816,910
from operations

Distributions to shareholders
From net investment income
Class A	(6,727,491)	(21,376,136)	(4,347,678)	(10,758,926)
Class B	(51,154)	(961,209)	(151,241)	(615,216)
Class C	(504,868)	(6,453,447)	(1,399,511)	(4,876,047)
Class R1	(45,580)	(226,393)	(49,509)	(173,924)
Class R2	(24,167)	(64,137)	(18,073)	(38,097)
Class R3	(95,643)	(474,210)	(57,042)	(202,575)
Class R4	(175,790)	(1,301,359)	(84,556)	(282,178)
Class R5	(238,086)	(777,921)	(100,441)	(287,371)
Class R6	(186,624)	(345,883)	(140,760)	(199,116)
Class 1	(74,326,082)	(240,212,611)	(32,305,050)	(90,626,992)
Class 5	(815,690)	(2,223,201)	(468,789)	(1,174,103)
From net realized gain
Class A	—	(13,910,498)	—	(3,542,509)
Class B	—	(1,109,045)	—	(294,845)
Class C	—	(7,326,092)	—	(2,368,701)
Class R1	—	(185,331)	—	(66,525)
Class R2	—	(50,816)	—	(16,001)
Class R3	—	(343,479)	—	(76,008)
Class R4	—	(741,492)	—	(84,389)
Class R5	—	(393,895)	—	(85,285)
Class R6	—	(202,606)	—	(69,977)
Class 1	—	(118,365,069)	—	(23,163,384)
Class 5	—	(1,128,595)	—	(308,248)

Total distributions	(83,191,175)	(418,173,425)	(39,122,650)	(139,310,417)

From portfolio share transactions	38,766,372	316,441,678	31,721,396	102,689,663

Total increase	718,089,680	1,992,935,117	216,040,829	405,196,156

Net assets

Beginning of period	14,945,141,351	12,952,206,234	4,632,138,281	4,226,942,125

End of period	$15,663,231,031	$14,945,141,351	$4,848,179,110	$4,632,138,281

Undistributed net investment income (loss)	$488,949	—	$226,729	—

	Semiannual report | Lifestyle Portfolios	23
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifestyle Conservative
	Six Months Ended 6-30-14
	(Unaudited)	Year Ended 12-31-13
Increase (decrease) in net assets

From operations
Net investment income (loss)	$37,650,600	$102,557,228
Net realized gain (loss)	43,977,911	106,136,903
Change in net unrealized appreciation	81,133,333	(22,161,643)
(depreciation)
Increase in net assets resulting from	162,761,844	186,532,488
operations

Distributions to shareholders
From net investment income
Class A	(5,066,090)	(12,659,360)
Class B	(234,586)	(813,589)
Class C	(1,915,755)	(6,135,530)
Class R1	(58,079)	(183,436)
Class R2	(17,051)	(29,444)
Class R3	(85,867)	(255,650)
Class R4	(74,847)	(237,534)
Class R5	(149,990)	(419,211)
Class R6	(60,992)	(114,023)
Class 1	(29,789,032)	(83,143,027)
From net realized gain
Class A	—	(1,722,677)
Class B	—	(153,456)
Class C	—	(1,158,964)
Class R1	—	(28,299)
Class R2	—	(5,296)
Class R3	—	(37,573)
Class R4	—	(29,650)
Class R5	—	(47,914)
Class R6	—	(15,631)
Class 1	—	(9,032,983)

Total distributions	(37,452,289)	(116,223,247)

From portfolio share transactions	(76,981,093)	(320,084,684)

Total increase (decrease)	48,328,462	(249,775,443)

Net assets

Beginning of period	3,740,395,551	3,990,170,994

End of period	$3,788,724,013	$3,740,395,551

Undistributed net investment income (loss)	$198,311	—

24	Lifestyle Portfolios | Semiannual report	See notes to financial statements

Financial highlights

These Financial highlights show how each portfolio’s net asset value for a share has changed since the end of the previous period.

Lifestyle Aggressive

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

06-30-2014[6]	15.94	(0.03)	0.90	0.87	—	—	—	—	16.81	5.46[7]	0.52[8]	0.47[8]	(0.21)[7]	385	8
12-31-2013	12.95	0.09	3.24	3.33	(0.09)	(0.25)	—	(0.34)	15.94	25.70	0.54	0.52	0.58	337	21
12-31-2012	11.30	0.08	1.71	1.79	(0.08)	(0.06)	—	(0.14)	12.95	15.83	0.58	0.57	0.66	239	21
12-31-2011	12.34	0.05	(0.92)	(0.87)	(0.05)	(0.12)	—	(0.17)	11.30	(7.09)	0.58	0.58	0.39	200	25
12-31-2010	10.82	0.04	1.64	1.68	(0.04)	(0.12)	—	(0.16)	12.34	15.50	0.62[9]	0.61	0.34	185	19
12-31-2009	8.02	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.82	36.04	0.72	0.65	0.70	138	23

CLASS B

06-30-2014[6]	15.98	(0.10)	0.90	0.80	—	—	—	—	16.78	5.01[7]	1.28[8]	1.27[8]	(0.61)[7]	25	8
12-31-2013	12.98	(0.05)	3.26	3.21	—	(0.21)	—	(0.21)	15.98	24.73	1.32[9]	1.32	(0.33)	27	21
12-31-2012	11.33	(0.02)	1.71	1.69	—	(0.04)	—	(0.04)	12.98	14.94	1.37[9]	1.35	(0.18)	24	21
12-31-2011	12.37	(0.05)	(0.92)	(0.97)	—	(0.07)	—	(0.07)	11.33	(7.83)	1.38[9]	1.35	(0.45)	23	25
12-31-2010	10.86	(0.05)	1.64	1.59	—	(0.08)	—	(0.08)	12.37	14.61	1.40[9]	1.35	(0.46)	24	19
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09	1.60	1.35	(0.15)	22	23

CLASS C

06-30-2014[6]	15.99	(0.09)	0.89	0.80	—	—	—	—	16.79	5.00[7]	1.23[8]	1.21[8]	(0.59)[7]	171	8
12-31-2013	12.98	(0.02)	3.25	3.23	—	(0.22)	—	(0.22)	15.99	24.90	1.24	1.23	(0.17)	159	21
12-31-2012	11.33	(0.01)	1.71	1.70	—	(0.05)	—	(0.05)	12.98	15.00	1.28	1.27	(0.11)	121	21
12-31-2011	12.37	(0.04)	(0.92)	(0.96)	—	(0.08)	—	(0.08)	11.33	(7.76)	1.29	1.28	(0.36)	112	25
12-31-2010	10.86	(0.04)	1.63	1.59	—	(0.08)	—	(0.08)	12.37	14.61	1.34[9]	1.33	(0.39)	111	19
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09	1.43	1.35	(0.14)	89	23

CLASS R1

06-30-2014[6]	15.98	(0.08)	0.90	0.82	—	—	—	—	16.80	5.13[7]	1.04[8]	1.03[8]	(0.49)[7]	10	8
12-31-2013	12.98	0.01	3.26	3.27	(0.02)	(0.25)	—	(0.27)	15.98	25.18	0.95	0.94	0.10	10	21
12-31-2012	11.33	0.02	1.73	1.75	(0.04)	(0.06)	—	(0.10)	12.98	15.42	0.97	0.96	0.19	9	21
12-31-2011	12.38	(0.02)	(0.91)	(0.93)	—	(0.12)	—	(0.12)	11.33	(7.49)	0.99	0.98	(0.14)	8	25
12-31-2010	10.87	—[10]	1.63	1.63	—	(0.12)	—	(0.12)	12.38	14.99	0.96[9]	0.96	(0.03)	8	19
12-31-2009	8.05	0.08	2.79	2.87	(0.01)	(0.04)	—	(0.05)	10.87	35.66	1.16	1.05	0.81	6	23

CLASS R2

06-30-2014[6]	15.88	(0.05)	0.89	0.84	—	—	—	—	16.72	5.29[7]	0.97[8]	0.62[8]	(0.29)[7]	3	8
12-31-2013	12.89	0.13	3.18	3.31	(0.07)	(0.25)	—	(0.32)	15.88	25.66	1.59	0.62	0.89	2	21
12-31-2012[11]	12.49	0.09	0.44	0.53	(0.07)	(0.06)	—	(0.13)	12.89	4.27[7]	16.29[8]	0.62[8]	0.69[7]	—[12]	21[13]

CLASS R3

06-30-2014[6]	15.92	(0.07)	0.90	0.83	—	—	—	—	16.75	5.21[7]	0.95[8]	0.94[8]	(0.45)[7]	8	8
12-31-2013	12.93	—[10]	3.27	3.27	(0.03)	(0.25)	—	(0.28)	15.92	25.29	0.85	0.85	0.02	9	21
12-31-2012	11.28	0.03	1.72	1.75	(0.04)	(0.06)	—	(0.10)	12.93	15.53	0.88	0.88	0.27	10	21
12-31-2011	12.33	(0.01)	(0.90)	(0.91)	(0.02)	(0.12)	—	(0.14)	11.28	(7.41)	0.87	0.87	(0.06)	10	25
12-31-2010	10.82	0.01	1.63	1.64	(0.01)	(0.12)	—	(0.13)	12.33	15.21	0.85	0.84	0.06	12	19
12-31-2009	8.03	0.03	2.83	2.86	(0.03)	(0.04)	—	(0.07)	10.82	35.59	0.95	0.95	0.31	10	23

CLASS R4

06-30-2014[6]	15.90	(0.04)	0.89	0.85	—	—	—	—	16.75	5.35[7]	0.69[8]	0.57[8]	(0.27)[7]	7	8
12-31-2013	12.91	0.07	3.25	3.32	(0.08)	(0.25)	—	(0.33)	15.90	25.76	0.59	0.48	0.45	8	21
12-31-2012	11.27	0.06	1.73	1.79	(0.09)	(0.06)	—	(0.15)	12.91	15.86	0.59	0.53	0.52	8	21
12-31-2011	12.32	0.04	(0.92)	(0.88)	(0.05)	(0.12)	—	(0.17)	11.27	(7.13)	0.61	0.61	0.33	8	25
12-31-2010	10.81	0.04	1.64	1.68	(0.05)	(0.12)	—	(0.17)	12.32	15.56	0.55	0.55	0.34	8	19
12-31-2009	8.01	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.81	36.09	0.62	0.62	0.68	9	23

See notes to financial statements	Semiannual report | Lifestyle Portfolios	25

Financial highlights

Continued

Lifestyle Aggressive continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

06-30-2014[6]	15.92	(0.02)	0.89	0.87	—	—	—	—	16.79	5.46[7]	0.30[8]	0.28[8]	(0.12)[7]	12	8
12-31-2013	12.92	0.12	3.25	3.37	(0.12)	(0.25)	—	(0.37)	15.92	26.08	0.25	0.25	0.81	11	21
12-31-2012	11.27	0.08	1.75	1.83	(0.12)	(0.06)	—	(0.18)	12.92	16.22	0.27	0.26	0.62	9	21
12-31-2011	12.31	0.08	(0.91)	(0.83)	(0.09)	(0.12)	—	(0.21)	11.27	(6.76)	0.26	0.25	0.67	12	25
12-31-2010	10.80	0.08	1.63	1.71	(0.08)	(0.12)	—	(0.20)	12.31	15.84	0.26	0.25	0.68	11	19
12-31-2009	8.00	0.09	2.83	2.92	(0.08)	(0.04)	—	(0.12)	10.80	36.51	0.32	0.32	0.97	10	23

CLASS R6

06-30-2014[6]	15.89	—[10]	0.89	0.89	—	—	—	—	16.78	5.60[7]	0.33[8]	0.06[8]	(0.01)[7]	13	8
12-31-2013	12.89	0.18	3.21	3.39	(0.14)	(0.25)	—	(0.39)	15.89	26.30	0.38	0.11	1.26	5	21
12-31-2012	11.24	0.36	1.49	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43	2.57	0.11	2.88	2	21
12-31-2011[14]	11.68	0.11	(0.33)	(0.22)	(0.10)	(0.12)	—	(0.22)	11.24	(1.87)[7]	16.56[8]	0.11[8]	0.95[8]	—[12]	25[15]

CLASS 1

06-30-2014[6]	15.88	(0.01)	0.90	0.89	—	—	—	—	16.77	5.60[7]	0.12[8]	0.11[8]	(0.03)[7]	4,181	8
12-31-2013	12.89	0.13	3.25	3.38	(0.14)	(0.25)	—	(0.39)	15.88	26.23	0.11	0.11	0.91	4,048	21
12-31-2012	11.24	0.13	1.72	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43	0.12	0.11	1.05	3,375	21
12-31-2011	12.28	0.10	(0.92)	(0.82)	(0.10)	(0.12)	—	(0.22)	11.24	(6.66)	0.11	0.11	0.78	3,164	25
12-31-2010	10.77	0.09	1.63	1.72	(0.09)	(0.12)	—	(0.21)	12.28	16.01	0.12	0.11	0.79	3,499	19
12-31-2009	7.98	0.10	2.83	2.93	(0.10)	(0.04)	—	(0.14)	10.77	36.70	0.11	0.11	1.11	3,052	23

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.68%–2.70%, 0.69%–3.11%, 0.73%–1.48%, 0.48%–1.40%, 0.48%–1.39%, and 0.49%–1.40%, for
the period ended 6-30-14 and the years ended 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively.
6 Six months ended 6-30-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.04% of average net assets for Class B shares. 12-31-12: 0.04% of average net assets for Class B shares. 12-31-11: 0.05% of average net assets for Class B shares. 12-31-10: 0.03%, 0.03%, 0.05%, and 0.05% of average net assets for Class A, Class B,
Class C and Class R1 shares, respectively.
10 Less than $0.005 per share.
11 The inception date for Class R2 shares is 3-1-12.
12 Less than $500,000.
13 The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
14 The inception date for Class R6 shares is 9-1-11.
15 The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Growth

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

06-30-2014[6]	16.09	0.02	0.82	0.84	—	—	—	—	16.93	5.22[7]	0.52[8]	0.47[8]	0.09[7]	1,451	9
12-31-2013	13.53	0.17	2.78	2.95	(0.17)	(0.22)	—	(0.39)	16.09	21.81	0.53	0.52	1.13	1,274	20
12-31-2012	11.96	0.17	1.62	1.79	(0.16)	(0.06)	—	(0.22)	13.53	15.01	0.57	0.56	1.28	890	23
12-31-2011	12.89	0.15	(0.83)	(0.68)	(0.14)	(0.11)	—	(0.25)	11.96	(5.30)	0.58	0.57	1.14	699	24
12-31-2010	11.50	0.19	1.51	1.70	(0.18)	(0.13)	—	(0.31)	12.89	14.77	0.56	0.55	1.58	593	19
12-31-2009	8.73	0.21	2.81	3.02	(0.21)	(0.04)	—	(0.25)	11.50	34.54	0.64	0.62	2.17	417	26

26	Lifestyle Portfolios | Semiannual report	See notes to financial statements

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS B

06-30-2014[6]	16.14	(0.05)	0.82	0.77	—	—	—	—	16.91	4.77[7]	1.23[8]	1.22[8]	(0.28)[7]	113	9
12-31-2013	13.57	0.04	2.80	2.84	(0.05)	(0.22)	—	(0.27)	16.14	20.93	1.24	1.24	0.29	119	20
12-31-2012	12.00	0.06	1.64	1.70	(0.07)	(0.06)	—	(0.13)	13.57	14.18	1.28	1.28	0.50	108	23
12-31-2011	12.92	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	12.00	(5.91)	1.31[9]	1.30	0.37	93	24
12-31-2010	11.54	0.08	1.51	1.59	(0.08)	(0.13)	—	(0.21)	12.92	13.81	1.36[9]	1.35	0.69	89	19
12-31-2009	8.77	0.13	2.81	2.94	(0.13)	(0.04)	—	(0.17)	11.54	33.53	1.48	1.35	1.32	75	26

CLASS C

06-30-2014[6]	16.12	(0.04)	0.82	0.78	—	—	—	—	16.90	4.84[7]	1.22[8]	1.21[8]	(0.27)[7]	725	9
12-31-2013	13.56	0.06	2.77	2.83	(0.05)	(0.22)	—	(0.27)	16.12	20.88	1.23	1.23	0.39	646	20
12-31-2012	11.99	0.07	1.63	1.70	(0.07)	(0.06)	—	(0.13)	13.56	14.21	1.27	1.26	0.52	485	23
12-31-2011	12.91	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	11.99	(5.90)	1.28	1.27	0.38	422	24
12-31-2010	11.53	0.10	1.51	1.61	(0.10)	(0.13)	—	(0.23)	12.91	13.93	1.25	1.25	0.84	404	19
12-31-2009	8.76	0.14	2.81	2.95	(0.14)	(0.04)	—	(0.18)	11.53	33.63	1.35	1.34	1.37	305	26

CLASS R1

06-30-2014[6]	16.15	(0.02)	0.83	0.81	—	—	—	—	16.96	5.02[7]	0.91[8]	0.89[8]	(0.11)[7]	24	9
12-31-2013	13.58	0.10	2.80	2.90	(0.11)	(0.22)	—	(0.33)	16.15	21.36	0.88	0.88	0.69	23	20
12-31-2012	12.01	0.13	1.63	1.76	(0.13)	(0.06)	—	(0.19)	13.58	14.67	0.87	0.86	0.97	19	23
12-31-2011	12.95	0.09	(0.81)	(0.72)	(0.11)	(0.11)	—	(0.22)	12.01	(5.59)	0.92	0.92	0.70	16	24
12-31-2010	11.57	0.15	1.50	1.65	(0.14)	(0.13)	—	(0.27)	12.95	14.28	0.87	0.86	1.24	15	19
12-31-2009	8.77	0.25	2.75	3.00	(0.16)	(0.04)	—	(0.20)	11.57	34.15	1.02	1.02	2.45	11	26

CLASS R2

06-30-2014[6]	16.02	—[10]	0.82	0.82	—	—	—	—	16.84	5.12[7]	0.68[8]	0.62[8]	0.02[7]	10	9
12-31-2013	13.47	0.26	2.66	2.92	(0.15)	(0.22)	—	(0.37)	16.02	21.67	0.90[9]	0.62	1.72	9	20
12-31-2012[11]	13.05	0.16	0.48	0.64	(0.16)	(0.06)	—	(0.22)	13.47	4.90[7]	16.20[8]	0.62[8]	1.21[7]	—[12]	23[13]

CLASS R3

06-30-2014[6]	16.08	(0.01)	0.82	0.81	—	—	—	—	16.89	5.04[7]	0.82[8]	0.80[8]	(0.07)[7]	25	9
12-31-2013	13.52	0.12	2.78	2.90	(0.12)	(0.22)	—	(0.34)	16.08	21.45	0.79	0.79	0.79	24	20
12-31-2012	11.95	0.11	1.65	1.76	(0.13)	(0.06)	—	(0.19)	13.52	14.77	0.81	0.81	0.83	19	23
12-31-2011	12.88	0.10	(0.81)	(0.71)	(0.11)	(0.11)	—	(0.22)	11.95	(5.50)	0.81	0.81	0.80	22	24
12-31-2010	11.50	0.15	1.51	1.66	(0.15)	(0.13)	—	(0.28)	12.88	14.46	0.81	0.81	1.24	23	19
12-31-2009	8.73	0.18	2.81	2.99	(0.18)	(0.04)	—	(0.22)	11.50	34.26	0.88	0.88	1.77	19	26

CLASS R4

06-30-2014[6]	16.08	0.02	0.82	0.84	—	—	—	—	16.92	5.22[7]	0.49[8]	0.38[8]	0.14[7]	26	9
12-31-2013	13.51	0.18	2.79	2.97	(0.18)	(0.22)	—	(0.40)	16.08	21.99	0.50	0.40	1.20	24	20
12-31-2012	11.95	0.16	1.65	1.81	(0.19)	(0.06)	—	(0.25)	13.51	15.11	0.50	0.44	1.21	19	23
12-31-2011	12.88	0.14	(0.81)	(0.67)	(0.15)	(0.11)	—	(0.26)	11.95	(5.18)	0.52	0.52	1.08	17	24
12-31-2010	11.50	0.19	1.51	1.70	(0.19)	(0.13)	—	(0.32)	12.88	14.80	0.48	0.48	1.57	19	19
12-31-2009	8.72	0.21	2.82	3.03	(0.21)	(0.04)	—	(0.25)	11.50	34.73	0.54	0.54	2.11	16	26

CLASS R5

06-30-2014[6]	16.10	0.04	0.82	0.86	—	—	—	—	16.96	5.34[7]	0.18[8]	0.16[8]	0.24[7]	41	9
12-31-2013	13.52	0.21	2.80	3.01	(0.21)	(0.22)	—	(0.43)	16.10	22.29	0.18	0.18	1.40	37	20
12-31-2012	11.95	0.21	1.63	1.84	(0.21)	(0.06)	—	(0.27)	13.52	15.43	0.18	0.18	1.58	32	23
12-31-2011	12.88	0.19	(0.82)	(0.63)	(0.19)	(0.11)	—	(0.30)	11.95	(4.92)	0.21	0.20	1.49	26	24
12-31-2010	11.50	0.21	1.52	1.73	(0.22)	(0.13)	—	(0.35)	12.88	15.06	0.21	0.21	1.80	22	19
12-31-2009	8.72	0.25	2.81	3.06	(0.24)	(0.04)	—	(0.28)	11.50	35.09	0.26	0.26	2.48	18	26

CLASS R6

06-30-2014[6]	16.03	0.05	0.81	0.86	—	—	—	—	16.89	5.36[7]	0.18[8]	0.06[8]	0.31[7]	28	9
12-31-2013	13.47	0.29	2.71	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31	0.19	0.11	1.95	19	20
12-31-2012	11.90	0.58	1.27	1.85	(0.22)	(0.06)	—	(0.28)	13.47	15.60	2.23	0.11	4.39	3	23
12-31-2011[14]	12.34	0.19	(0.32)	(0.13)	(0.20)	(0.11)	—	(0.31)	11.90	(1.07)	15.94[8]	0.10[8]	1.58[7]	—[12]	24[15]

See notes to financial statements	Semiannual report | Lifestyle Portfolios	27

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS 1

06-30-2014[6]	16.03	0.04	0.82	0.86	—	—	—	—	16.89	5.36[7]	0.12[8]	0.11[8]	0.27[7]	12,167	9
12-31-2013	13.47	0.22	2.78	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31	0.11	0.11	1.45	11,766	20
12-31-2012	11.91	0.21	1.63	1.84	(0.22)	(0.06)	—	(0.28)	13.47	15.50	0.11	0.11	1.64	10,106	23
12-31-2011	12.84	0.19	(0.81)	(0.62)	(0.20)	(0.11)	—	(0.31)	11.91	(4.84)	0.11	0.11	1.50	9,411	24
12-31-2010	11.45	0.23	1.52	1.75	(0.23)	(0.13)	—	(0.36)	12.84	15.30	0.11	0.11	1.92	10,305	19
12-31-2009	8.68	0.25	2.81	3.06	(0.25)	(0.04)	—	(0.29)	11.45	35.27	0.11	0.11	2.55	8,903	26

CLASS 5

06-30-2014[6]	16.01	0.05	0.82	0.87	—	—	—	—	16.88	5.43[7]	0.07[8]	0.06[8]	0.30[7]	227	9
12-31-2013	13.46	0.24	2.76	3.00	(0.23)	(0.22)	—	(0.45)	16.01	22.31	0.06	0.06	1.60	201	20
12-31-2012	11.90	0.23	1.62	1.85	(0.23)	(0.06)	—	(0.29)	13.46	15.57	0.06	0.06	1.78	142	23
12-31-2011	12.82	0.21	(0.81)	(0.60)	(0.21)	(0.11)	—	(0.32)	11.90	(4.72)	0.06	0.06	1.63	111	24
12-31-2010	11.44	0.25	1.50	1.75	(0.24)	(0.13)	—	(0.37)	12.82	15.28	0.06	0.06	2.07	98	19
12-31-2009	8.67	0.27	2.80	3.07	(0.26)	(0.04)	—	(0.30)	11.44	35.37	0.07	0.07	2.70	68	26

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.55%–2.70%, 0.63%–3.11%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.39% and 0.49%–1.40% for
the period ended 6-30-14 and the years ended 12-31-13, 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively.
6 Six months ended 6-30-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.01% of average net assets for Class R2 shares. 12-31-11: 0.02% of average net assets for Class B shares. 12-31-10: 0.07% of average net assets for Class B shares.
10 Less than $0.005 per share.
11 The inception date for Class R2 shares is 3-1-12.
12 Less than $500,000.
13 The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
14 The inception date for Class R6 shares is 9-1-11.
15 The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Balanced

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

06-30-2014[6]	15.36	0.07	0.70	0.77	(0.07)	—	—	(0.07)	16.06	4.99[7]	0.52[8]	0.47[8]	0.43[7]	1,680	7
12-31-2013	13.61	0.25	1.89	2.14	(0.24)	(0.15)	—	(0.39)	15.36	15.76	0.53	0.51	1.69	1,461	19
12-31-2012	12.26	0.26	1.40	1.66	(0.24)	(0.07)	—	(0.31)	13.61	13.59	0.56	0.56	1.96	1,043	20
12-31-2011	12.96	0.28	(0.62)	(0.34)	(0.26)	(0.10)	—	(0.36)	12.26	(2.62)	0.57	0.57	2.17	751	23
12-31-2010	11.85	0.31	1.23	1.54	(0.30)	(0.13)	—	(0.43)	12.96	13.13	0.54	0.54	2.55	588	19
12-31-2009	9.22	0.35	2.65	3.00	(0.33)	(0.04)	—	(0.37)	11.85	32.87	0.57	0.56	3.35	408	31[9]

CLASS B

06-30-2014[6]	15.35	0.01	0.70	0.71	(0.01)	—	—	(0.01)	16.05	4.61[7]	1.23[8]	1.22[8]	0.04[7]	110	7
12-31-2013	13.61	0.12	1.90	2.02	(0.13)	(0.15)	—	(0.28)	15.35	14.84	1.28	1.28	0.81	116	19
12-31-2012	12.26	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.61	12.80	1.29	1.28	1.18	107	20
12-31-2011	12.96	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.26	(3.30)	1.29	1.29	1.41	85	23
12-31-2010	11.85	0.20	1.24	1.44	(0.20)	(0.13)	—	(0.33)	12.96	12.23	1.31[10]	1.31	1.67	74	19
12-31-2009	9.21	0.25	2.68	2.93	(0.25)	(0.04)	—	(0.29)	11.85	31.99	1.40	1.35	2.44	64	31[9]

28	Lifestyle Portfolios | Semiannual report	See notes to financial statements

Financial highlights

Continued

Lifestyle Balanced continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS C

06-30-2014[6]	15.37	0.01	0.70	0.71	(0.01)	—	—	(0.01)	16.07	4.62[7]	1.22[8]	1.21[8]	0.06[7]	864	7
12-31-2013	13.62	0.14	1.89	2.03	(0.13)	(0.15)	—	(0.28)	15.37	14.93	1.23	1.23	0.96	767	19
12-31-2012	12.27	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.62	12.81	1.26	1.26	1.19	579	20
12-31-2011	12.97	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.27	(3.29)	1.27	1.27	1.37	484	23
12-31-2010	11.86	0.22	1.23	1.45	(0.21)	(0.13)	—	(0.34)	12.97	12.34	1.24	1.24	1.82	448	19
12-31-2009	9.22	0.27	2.67	2.94	(0.26)	(0.04)	—	(0.30)	11.86	32.08	1.27	1.26	2.63	327	31[9]

CLASS R1

06-30-2014[6]	15.30	0.03	0.70	0.73	(0.03)	—	—	(0.03)	16.00	4.80[7]	0.90[8]	0.89[8]	0.22[7]	21	7
12-31-2013	13.57	0.18	1.88	2.06	(0.18)	(0.15)	—	(0.33)	15.30	15.23	0.90	0.90	1.21	19	19
12-31-2012	12.22	0.20	1.42	1.62	(0.20)	(0.07)	—	(0.27)	13.57	13.29	0.86	0.86	1.52	17	20
12-31-2011	12.92	0.22	(0.60)	(0.38)	(0.22)	(0.10)	—	(0.32)	12.22	(2.94)	0.94	0.94	1.68	16	23
12-31-2010	11.82	0.26	1.23	1.49	(0.26)	(0.13)	—	(0.39)	12.92	12.75	0.88	0.88	2.17	15	19
12-31-2009	9.20	0.43	2.51	2.94	(0.28)	(0.04)	—	(0.32)	11.82	32.21	1.07	1.07	3.96	10	31[9]

CLASS R2

06-30-2014[6]	15.29	0.06	0.69	0.75	(0.05)	—	—	(0.05)	15.99	4.94[7]	0.73[8]	0.62[8]	0.36[7]	7	7
12-31-2013	13.56	0.34	1.76	2.10	(0.22)	(0.15)	—	(0.37)	15.29	15.59	1.09[10]	0.62	2.30	5	19
12-31-2012[11]	13.15	0.24	0.48	0.72	(0.24)	(0.07)	—	(0.31)	13.56	5.48[7]	16.33[8]	0.61[8]	1.78[7]	—[12]	20[13]

CLASS R3

06-30-2014[6]	15.33	0.04	0.69	0.73	(0.04)	—	—	(0.04)	16.02	4.78[7]	0.80[8]	0.78[8]	0.27[7]	36	7
12-31-2013	13.59	0.19	1.90	2.09	(0.20)	(0.15)	—	(0.35)	15.33	15.43	0.77	0.77	1.31	35	19
12-31-2012	12.24	0.21	1.42	1.63	(0.21)	(0.07)	—	(0.28)	13.59	13.38	0.78	0.77	1.62	33	20
12-31-2011	12.94	0.23	(0.59)	(0.36)	(0.24)	(0.10)	—	(0.34)	12.24	(2.82)	0.79	0.78	1.79	36	23
12-31-2010	11.83	0.28	1.23	1.51	(0.27)	(0.13)	—	(0.40)	12.94	12.89	0.79	0.79	2.28	39	19
12-31-2009	9.20	0.30	2.67	2.97	(0.30)	(0.04)	—	(0.34)	11.83	32.62	0.84	0.84	2.94	30	31[9]

CLASS R4

06-30-2014[6]	15.33	0.07	0.70	0.77	(0.07)	—	—	(0.07)	16.03	5.05[7]	0.50[8]	0.38[8]	0.45[7]	38	7
12-31-2013	13.59	0.26	1.89	2.15	(0.26)	(0.15)	—	(0.41)	15.33	15.90	0.46	0.35	1.76	77	19
12-31-2012	12.24	0.28	1.40	1.68	(0.26)	(0.07)	—	(0.33)	13.59	13.77	0.46	0.39	2.10	70	20
12-31-2011	12.94	0.28	(0.60)	(0.32)	(0.28)	(0.10)	—	(0.38)	12.24	(2.52)	0.50	0.50	2.13	26	23
12-31-2010	11.84	0.31	1.23	1.54	(0.31)	(0.13)	—	(0.44)	12.94	13.19	0.45	0.45	2.53	29	19
12-31-2009	9.20	0.35	2.66	3.01	(0.33)	(0.04)	—	(0.37)	11.84	33.10	0.53	0.53	3.37	24	31[9]

CLASS R5

06-30-2014[6]	15.35	0.09	0.69	0.78	(0.09)	—	—	(0.09)	16.04	5.08[7]	0.19[8]	0.18[8]	0.57[7]	43	7
12-31-2013	13.60	0.28	1.91	2.19	(0.29)	(0.15)	—	(0.44)	15.35	16.20	0.17	0.17	1.93	41	19
12-31-2012	12.26	0.28	1.42	1.70	(0.29)	(0.07)	—	(0.36)	13.60	13.96	0.17	0.17	2.13	39	20
12-31-2011	12.96	0.31	(0.60)	(0.29)	(0.31)	(0.10)	—	(0.41)	12.26	(2.23)	0.18	0.18	2.42	42	23
12-31-2010	11.85	0.35	1.23	1.58	(0.34)	(0.13)	—	(0.47)	12.96	13.52	0.18	0.18	2.89	38	19
12-31-2009	9.21	0.39	2.65	3.04	(0.36)	(0.04)	—	(0.40)	11.85	33.45	0.22	0.22	3.74	27	31

CLASS R6

06-30-2014[6]	15.29	0.10	0.69	0.79	(0.10)	—	—	(0.10)	15.98	5.16[7]	0.17[8]	0.06[8]	0.64[7]	34	7
12-31-2013	13.55	0.36	1.83	2.19	(0.30)	(0.15)	—	(0.45)	15.29	16.26	0.17	0.11	2.49	21	19
12-31-2012	12.21	0.46	1.25	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09	1.15	0.11	3.50	5	20
12-31-2011[14]	12.56	0.21	(0.24)	(0.03)	(0.22)	(0.10)	—	(0.32)	12.21	(0.22)[7]	16.36[8]	0.10[8]	1.69[7]	—[12]	23[15]

CLASS 1

06-30-2014[6]	15.28	0.09	0.69	0.78	(0.09)	—	—	(0.09)	15.97	5.14[7]	0.12[8]	0.11[8]	0.60[7]	12,694	7
12-31-2013	13.55	0.29	1.89	2.18	(0.30)	(0.15)	—	(0.45)	15.28	16.18	0.11	0.11	2.00	12,284	19
12-31-2012	12.21	0.30	1.41	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09	0.11	0.11	2.31	10,974	20
12-31-2011	12.90	0.32	(0.59)	(0.27)	(0.32)	(0.10)	—	(0.42)	12.21	(2.10)	0.11	0.11	2.49	9,822	23
12-31-2010	11.80	0.35	1.23	1.58	(0.35)	(0.13)	—	(0.48)	12.90	13.57	0.11	0.11	2.88	10,003	19
12-31-2009	9.17	0.38	2.66	3.04	(0.37)	(0.04)	—	(0.41)	11.80	33.59	0.11	0.11	3.65	8,557	31[9]

See notes to financial statements	Semiannual report | Lifestyle Portfolios	29

Financial highlights

Continued

Lifestyle Balanced continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)
CLASS 5

06-30-2014[6]	15.29	0.10	0.69	0.79	(0.10)	—	—	(0.10)	15.98	5.16[7]	0.07[8]	0.06[8]	0.63[7]	137	7
12-31-2013	13.55	0.31	1.89	2.20	(0.31)	(0.15)	—	(0.46)	15.29	16.31	0.06	0.06	2.15	118	19
12-31-2012	12.21	0.33	1.39	1.72	(0.31)	(0.07)	—	(0.38)	13.55	14.14	0.06	0.06	2.49	85	20
12-31-2011	12.91	0.34	(0.61)	(0.27)	(0.33)	(0.10)	—	(0.43)	12.21	(2.13)	0.06	0.06	2.65	60	23
12-31-2010	11.80	0.37	1.23	1.60	(0.36)	(0.13)	—	(0.49)	12.91	13.71	0.06	0.06	3.07	49	19
12-31-2009	9.17	0.40	2.65	3.05	(0.38)	(0.04)	—	(0.42)	11.80	33.66	0.07	0.07	3.89	32	31[9]

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.55%–2.70%, 0.62%–3.11%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.39%, and 0.49%–1.40%, for
the period ended 6-30-14 and the years ended 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively.
6 Six months ended 6-30-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Excludes merger activity.
10 Includes the impact of expense recapture for the following periods ended: 12-31-13: less than 0.005% of average net assets for Class R2. 12-31-10: 0.03% of average net assets for Class B shares.
11 The inception date for Class R2 shares is 3-1-12.
12 Less than $500,000.
13 The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
14 The inception date for Class R6 shares is 9-1-11.
15 The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Moderate

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

06-30-2014[6]	14.29	0.11	0.57	0.68	(0.11)	—	—	(0.11)	14.86	4.73[7]	0.52[8]	0.47[8]	0.74[7]	630	6
12-31-2013	13.35	0.31	1.02	1.33	(0.30)	(0.09)	—	(0.39)	14.29	10.05	0.53	0.52	2.22	551	17
12-31-2012	12.28	0.33	1.13	1.46	(0.31)	(0.08)	—	(0.39)	13.35	11.94	0.57	0.57	2.50	399	18
12-31-2011	12.63	0.38	(0.29)	0.09	(0.35)	(0.09)	—	(0.44)	12.28	0.73	0.58	0.58	2.96	299	19
12-31-2010	11.77	0.41	0.97	1.38	(0.39)	(0.13)	—	(0.52)	12.63	11.85	0.55	0.55	3.37	220	20
12-31-2009	9.59	0.45	2.19	2.64	(0.42)	(0.04)	—	(0.46)	11.77	27.88	0.54	0.54	4.27	146	29

CLASS B

06-30-2014[6]	14.28	0.05	0.57	0.62	(0.05)	—	—	(0.05)	14.85	4.35[7]	1.25[8]	1.24[8]	0.34[7]	44	6
12-31-2013	13.34	0.19	1.04	1.23	(0.20)	(0.09)	—	(0.29)	14.28	9.23	1.26	1.25	1.36	45	17
12-31-2012	12.27	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.34	11.14	1.30	1.30	1.74	45	18
12-31-2011	12.63	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.27	(0.08)	1.32	1.32	2.22	35	19
12-31-2010	11.76	0.30	0.99	1.29	(0.29)	(0.13)	—	(0.42)	12.63	11.05	1.34[9]	1.34	2.50	26	20
12-31-2009	9.58	0.35	2.20	2.55	(0.33)	(0.04)	—	(0.37)	11.76	26.91	1.41	1.35	3.33	20	29

CLASS C

06-30-2014[6]	14.30	0.05	0.56	0.61	(0.05)	—	—	(0.05)	14.86	4.28[7]	1.22[8]	1.21[8]	0.37[7]	405	6
12-31-2013	13.35	0.20	1.04	1.24	(0.20)	(0.09)	—	(0.29)	14.30	9.34	1.23	1.23	1.47	366	17
12-31-2012	12.28	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.35	11.17	1.27	1.27	1.77	288	18
12-31-2011	12.64	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.28	(0.05)	1.28	1.28	2.21	227	19
12-31-2010	11.77	0.32	0.98	1.30	(0.30)	(0.13)	—	(0.43)	12.64	11.15	1.25	1.25	2.67	183	20
12-31-2009	9.59	0.38	2.18	2.56	(0.34)	(0.04)	—	(0.38)	11.77	27.00	1.25	1.25	3.58	116	29

30	Lifestyle Portfolios | Semiannual report	See notes to financial statements

Financial highlights

Continued

Lifestyle Moderate continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R1

06-30-2014[6]	14.28	0.07	0.57	0.64	(0.07)	—	—	(0.07)	14.85	4.50[7]	0.99[8]	0.98[8]	0.47[7]	10	6
12-31-2013	13.35	0.23	1.04	1.27	(0.25)	(0.09)	—	(0.34)	14.28	9.55	0.94	0.94	1.68	10	17
12-31-2012	12.27	0.27	1.15	1.42	(0.26)	(0.08)	—	(0.34)	13.35	11.58	0.96	0.96	2.10	10	18
12-31-2011	12.63	0.30	(0.27)	0.03	(0.30)	(0.09)	—	(0.39)	12.27	0.21	1.03	1.03	2.32	7	19
12-31-2010	11.76	0.33	1.00	1.33	(0.33)	(0.13)	—	(0.46)	12.63	11.45	0.98[9]	0.98	2.72	7	20
12-31-2009	9.58	0.50	2.09	2.59	(0.37)	(0.04)	—	(0.41)	11.76	27.35	1.14	1.06	4.57	6	29

CLASS R2

06-30-2014[6]	14.25	0.10	0.56	0.66	(0.09)	—	—	(0.09)	14.82	4.67[7]	0.95[8]	0.62[8]	0.67[7]	3	6
12-31-2013	13.32	0.39	0.92	1.31	(0.29)	(0.09)	—	(0.38)	14.25	9.92	1.68[9]	0.62	2.82	2	17
12-31-2012[10]	12.96	0.30	0.45	0.75	(0.31)	(0.08)	—	(0.39)	13.32	5.80[7]	16.03[9]	0.62[8]	2.29[7]	—[11]	18[12]

CLASS R3

06-30-2014[6]	14.27	0.07	0.56	0.63	(0.07)	—	—	(0.07)	14.83	4.47[7]	0.89[8]	0.88[8]	0.52[7]	11	6
12-31-2013	13.33	0.25	1.04	1.29	(0.26)	(0.09)	—	(0.35)	14.27	9.70	0.84	0.84	1.82	11	17
12-31-2012	12.26	0.27	1.16	1.43	(0.28)	(0.08)	—	(0.36)	13.33	11.64	0.88	0.88	2.08	10	18
12-31-2011	12.62	0.32	(0.27)	0.05	(0.32)	(0.09)	—	(0.41)	12.26	0.38	0.88	0.88	2.54	10	19
12-31-2010	11.76	0.35	0.99	1.34	(0.35)	(0.13)	—	(0.48)	12.62	11.56	0.87	0.87	2.87	10	20
12-31-2009	9.58	0.39	2.21	2.60	(0.38)	(0.04)	—	(0.42)	11.76	27.43	0.95	0.95	3.72	8	29

CLASS R4

06-30-2014[6]	14.25	0.11	0.56	0.67	(0.11)	—	—	(0.11)	14.81	4.70[7]	0.56[8]	0.45[8]	0.73[7]	12	6
12-31-2013	13.31	0.31	1.03	1.34	(0.31)	(0.09)	—	(0.40)	14.25	10.17	0.55	0.44	2.19	13	17
12-31-2012	12.24	0.33	1.14	1.47	(0.32)	(0.08)	—	(0.40)	13.31	12.02	0.57	0.51	2.51	11	18
12-31-2011	12.60	0.36	(0.28)	0.08	(0.35)	(0.09)	—	(0.44)	12.24	0.65	0.63	0.63	2.81	8	19
12-31-2010	11.74	0.40	0.97	1.37	(0.38)	(0.13)	—	(0.51)	12.60	11.84	0.60[9]	0.60	3.30	7	20
12-31-2009	9.57	0.40	2.22	2.62	(0.41)	(0.04)	—	(0.45)	11.74	27.71	0.70	0.66	3.83	5	29

CLASS R5

06-30-2014[6]	14.26	0.12	0.56	0.68	(0.12)	—	—	(0.12)	14.82	4.78[7]	0.27[8]	0.26[8]	0.82[7]	12	6
12-31-2013	13.32	0.35	1.02	1.37	(0.34)	(0.09)	—	(0.43)	14.26	10.39	0.25	0.25	2.53	13	17
12-31-2012	12.26	0.31	1.19	1.50	(0.36)	(0.08)	—	(0.44)	13.32	12.26	0.27	0.27	2.41	9	18
12-31-2011	12.62	0.41	(0.28)	0.13	(0.40)	(0.09)	—	(0.49)	12.26	1.00	0.24	0.24	3.21	15	19
12-31-2010	11.75	0.46	0.97	1.43	(0.43)	(0.13)	—	(0.56)	12.62	12.35	0.24	0.24	3.75	11	20
12-31-2009	9.58	0.46	2.19	2.65	(0.44)	(0.04)	—	(0.48)	11.75	28.10	0.32	0.32	4.39	8	29

CLASS R6

06-30-2014[6]	14.24	0.13	0.57	0.70	(0.13)	—	—	(0.13)	14.81	4.96[7]	0.25[8]	0.06[8]	0.93[7]	18	6
12-31-2013	13.31	0.45	0.93	1.38	(0.36)	(0.09)	—	(0.45)	14.24	10.49	0.32	0.11	3.22	11	17
12-31-2012	12.24	0.62	0.90	1.52	(0.37)	(0.08)	—	(0.45)	13.31	12.50	4.79	0.11	4.66	2	18
12-31-2011[13]	12.51	0.24	(0.17)	0.07	(0.25)	(0.09)	—	(0.34)	12.24	0.60[7]	16.24[8]	0.11[8]	1.94[7]	—[11]	19[14]

CLASS 1

06-30-2014[6]	14.26	0.13	0.56	0.69	(0.13)	—	—	(0.13)	14.82	4.86[7]	0.12[8]	0.11[8]	0.91[7]	3,651	6
12-31-2013	13.32	0.35	1.04	1.39	(0.36)	(0.09)	—	(0.45)	14.26	10.55	0.11	0.11	2.51	3,562	17
12-31-2012	12.25	0.37	1.15	1.52	(0.37)	(0.08)	—	(0.45)	13.32	12.49	0.11	0.11	2.87	3,414	18
12-31-2011	12.61	0.41	(0.27)	0.14	(0.41)	(0.09)	—	(0.50)	12.25	1.12	0.11	0.11	3.26	3,057	19
12-31-2010	11.74	0.44	1.00	1.44	(0.44)	(0.13)	—	(0.57)	12.61	12.43	0.11	0.11	3.66	3,026	20
12-31-2009	9.56	0.47	2.21	2.68	(0.46)	(0.04)	—	(0.50)	11.74	28.49	0.11	0.11	4.49	2,503	29

CLASS 5

06-30-2014[6]	14.24	0.14	0.56	0.70	(0.13)	—	—	(0.13)	14.81	4.96[7]	0.07[8]	0.06[8]	0.94[7]	52	6
12-31-2013	13.31	0.36	1.03	1.39	(0.37)	(0.09)	—	(0.46)	14.24	10.54	0.06	0.06	2.62	48	17
12-31-2012	12.24	0.39	1.14	1.53	(0.38)	(0.08)	—	(0.46)	13.31	12.56	0.06	0.06	3.03	39	18
12-31-2011	12.60	0.44	(0.29)	0.15	(0.42)	(0.09)	—	(0.51)	12.24	1.17	0.06	0.06	3.43	27	19
12-31-2010	11.73	0.47	0.97	1.44	(0.44)	(0.13)	—	(0.57)	12.60	12.50	0.06	0.06	3.87	22	20
12-31-2009	9.56	0.51	2.17	2.68	(0.47)	(0.04)	—	(0.51)	11.73	28.45	0.07	0.07	4.78	14	29

	Semiannual report | Lifestyle Portfolios	31
See notes to financial statements

Financial highlights

Continued

Lifestyle Moderate continued
1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.55%–2.70%, 0.62%–3.11%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.14% and 0.49%–1.17% for
the period ended 6-30-14 and the years ended 12-31-13, 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively.
6 Six months ended 6-30-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture for the following periods: 12-31-13: 0.01% of average net assets for Class R2 shares. 12-31-10: 0.04%, 0.05% and 0.02% for
Class B, Class R1 and Class R4 shares, respectively, of average net assets.
10 The inception date for Class R2 shares is 3-1-12.
11 Less than $500,000.
12 The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
13 The inception date for Class R6 shares is 9-1-11.
14 The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Conservative

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

06-30-2014[6]	13.68	0.13	0.46	0.59	(0.13)	—	—	(0.13)	14.14	4.30[7]	0.53[8]	0.47[8]	0.93[7]	573	7
12-31-2013	13.44	0.33	0.29	0.62	(0.33)	(0.05)	—	(0.38)	13.68	4.66	0.54	0.52	2.44	530	17
12-31-2012	12.63	0.38	0.88	1.26	(0.37)	(0.08)	—	(0.45)	13.44	10.03	0.56	0.56	2.89	472	14
12-31-2011	12.77	0.46	(0.11)	0.35	(0.43)	(0.06)	—	(0.49)	12.63	2.75	0.58	0.58	3.61	340	15
12-31-2010	12.15	0.48	0.71	1.19	(0.45)	(0.12)	—	(0.57)	12.77	9.96	0.55	0.55	3.78	218	24
12-31-2009	10.39	0.54	1.77	2.31	(0.50)	(0.05)	—	(0.55)	12.15	22.53	0.52	0.52	4.80	141	24

CLASS B

06-30-2014[6]	13.68	0.07	0.47	0.54	(0.07)	—	—	(0.07)	14.15	3.98[7]	1.26[8]	1.24[8]	0.52[7]	44	7
12-31-2013	13.44	0.22	0.30	0.52	(0.23)	(0.05)	—	(0.28)	13.68	3.87	1.26	1.26	1.65	47	17
12-31-2012	12.63	0.28	0.88	1.16	(0.27)	(0.08)	—	(0.35)	13.44	9.24	1.30	1.30	2.13	48	14
12-31-2011	12.77	0.35	(0.10)	0.25	(0.33)	(0.06)	—	(0.39)	12.63	2.01	1.31	1.31	2.75	37	15
12-31-2010	12.15	0.37	0.73	1.10	(0.36)	(0.12)	—	(0.48)	12.77	9.16	1.29[9]	1.29	2.96	28	24
12-31-2009	10.40	0.44	1.77	2.21	(0.41)	(0.05)	—	(0.46)	12.15	21.46	1.35	1.35	3.88	21	24

CLASS C

06-30-2014[6]	13.68	0.08	0.45	0.53	(0.07)	—	—	(0.07)	14.14	3.91[7]	1.23[8]	1.21[8]	0.55[7]	370	7
12-31-2013	13.43	0.23	0.30	0.53	(0.23)	(0.05)	—	(0.28)	13.68	3.98	1.24	1.24	1.71	355	17
12-31-2012	12.62	0.29	0.88	1.17	(0.28)	(0.08)	—	(0.36)	13.43	9.28	1.26	1.26	2.17	335	14
12-31-2011	12.77	0.36	(0.11)	0.25	(0.34)	(0.06)	—	(0.40)	12.62	1.95	1.28	1.28	2.81	254	15
12-31-2010	12.14	0.39	0.72	1.11	(0.36)	(0.12)	—	(0.48)	12.77	9.28	1.24	1.24	3.10	189	24
12-31-2009	10.39	0.46	1.76	2.22	(0.42)	(0.05)	—	(0.47)	12.14	21.58	1.24	1.24	4.08	119	24

CLASS R1

06-30-2014[6]	13.68	0.09	0.46	0.55	(0.10)	—	—	(0.10)	14.13	4.01[7]	1.07[8]	1.05[8]	0.61[7]	8	7
12-31-2013	13.43	0.27	0.30	0.57	(0.27)	(0.05)	—	(0.32)	13.68	4.31	0.91	0.91	1.97	9	17
12-31-2012	12.62	0.31	0.88	1.19	(0.30)	(0.08)	—	(0.38)	13.43	9.52	1.07	1.07	2.36	9	14
12-31-2011	12.78	0.33	(0.05)	0.28	(0.38)	(0.06)	—	(0.44)	12.62	2.19	1.06	1.06	2.57	7	15
12-31-2010	12.15	0.41	0.74	1.15	(0.40)	(0.12)	—	(0.52)	12.78	9.56	0.93[9]	0.93	3.24	8	24
12-31-2009	10.41	0.57	1.66	2.23	(0.44)	(0.05)	—	(0.49)	12.15	21.74	1.16	1.06	5.00	7	24

CLASS R2

06-30-2014[6]	13.67	0.13	0.45	0.58	(0.12)	—	—	(0.12)	14.13	4.23[7]	1.21[8]	0.62[8]	0.94[7]	2	7
12-31-2013	13.42	0.39	0.23	0.62	(0.32)	(0.05)	—	(0.37)	13.67	4.67	2.55	0.62	2.86	2	17
12-31-2012[10]	13.12	0.35	0.39	0.74	(0.36)	(0.08)	—	(0.44)	13.42	5.73[7]	10.39[8]	0.62[8]	2.64[7]	—[11]	14[12]

32	Lifestyle Portfolios | Semiannual report	See notes to financial statements

Financial highlights

Continued

Lifestyle Conservative continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R3

06-30-2014[6]	13.65	0.10	0.47	0.57	(0.11)	—	—	(0.11)	14.11	4.16[7]	0.90[8]	0.88[8]	0.70[7]	11	7
12-31-2013	13.41	0.30	0.28	0.58	(0.29)	(0.05)	—	(0.34)	13.65	4.39	0.75	0.75	2.18	11	17
12-31-2012	12.60	0.31	0.91	1.22	(0.33)	(0.08)	—	(0.41)	13.41	9.71	0.97	0.97	2.38	11	14
12-31-2011	12.76	0.40	(0.11)	0.29	(0.39)	(0.06)	—	(0.45)	12.60	2.30	0.88	0.88	3.08	10	15
12-31-2010	12.14	0.42	0.74	1.16	(0.42)	(0.12)	—	(0.54)	12.76	9.68	0.86	0.86	3.36	11	24
12-31-2009	10.40	0.46	1.79	2.25	(0.46)	(0.05)	—	(0.51)	12.14	21.94	0.92	0.92	4.14	8	24

CLASS R4

06-30-2014[6]	13.66	0.12	0.47	0.59	(0.13)	—	—	(0.13)	14.12	4.31[7]	0.63[8]	0.51[8]	0.89[7]	9	7
12-31-2013	13.42	0.34	0.29	0.63	(0.34)	(0.05)	—	(0.39)	13.66	4.72	0.58	0.48	2.51	9	17
12-31-2012	12.61	0.36	0.90	1.26	(0.37)	(0.08)	—	(0.45)	13.42	10.06	0.60	0.54	2.72	8	14
12-31-2011	12.76	0.45	(0.11)	0.34	(0.43)	(0.06)	—	(0.49)	12.61	2.65	0.63	0.63	3.50	9	15
12-31-2010	12.13	0.47	0.72	1.19	(0.44)	(0.12)	—	(0.56)	12.76	9.90	0.67[9]	0.67	3.77	7	24
12-31-2009	10.39	0.52	1.75	2.27	(0.48)	(0.05)	—	(0.53)	12.13	22.22	0.77	0.66	4.60	4	24

CLASS R5

06-30-2014[6]	13.67	0.14	0.47	0.61	(0.15)	—	—	(0.15)	14.13	4.46[7]	0.26[8]	0.24[8]	1.01[7]	14	7
12-31-2013	13.43	0.37	0.30	0.67	(0.38)	(0.05)	—	(0.43)	13.67	5.03	0.17	0.17	2.70	15	17
12-31-2012	12.62	0.41	0.89	1.30	(0.41)	(0.08)	—	(0.49)	13.43	10.37	0.31	0.31	3.11	15	14
12-31-2011	12.77	0.50	(0.12)	0.38	(0.47)	(0.06)	—	(0.53)	12.62	3.00	0.24	0.24	3.91	16	15
12-31-2010	12.15	0.50	0.74	1.24	(0.50)	(0.12)	—	(0.62)	12.77	10.34	0.23	0.23	3.96	9	24
12-31-2009	10.40	0.57	1.75	2.32	(0.52)	(0.05)	—	(0.57)	12.15	22.67	0.33	0.33	5.08	9	24

CLASS R6

06-30-2014[6]	13.65	0.16	0.47	0.63	(0.16)	—	—	(0.16)	14.12	4.60[7]	0.47[8]	0.06[8]	1.15[7]	6	7
12-31-2013	13.42	0.43	0.24	0.67	(0.39)	(0.05)	—	(0.44)	13.65	5.05	0.43	0.11	3.19	5	17
12-31-2012	12.61	0.51	0.81	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56	2.50	0.11	3.83	2	14
12-31-2011[13]	12.81	0.27	(0.12)	0.15	(0.29)	(0.06)	—	(0.35)	12.61	1.16[7]	16.16[8]	0.11[8]	2.13[7]	—[11]	15[14]

CLASS 1

06-30-2014[6]	13.66	0.15	0.46	0.61	(0.15)	—	—	(0.15)	14.12	4.49[7]	0.13[8]	0.11[8]	1.09[7]	2,752	7
12-31-2013	13.42	0.38	0.30	0.68	(0.39)	(0.05)	—	(0.44)	13.66	5.12	0.11	0.11	2.77	2,758	17
12-31-2012	12.61	0.43	0.89	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56	0.11	0.11	3.28	3,090	14
12-31-2011	12.76	0.50	(0.10)	0.40	(0.49)	(0.06)	—	(0.55)	12.61	3.16	0.11	0.11	3.85	2,626	15
12-31-2010	12.13	0.51	0.75	1.26	(0.51)	(0.12)	—	(0.63)	12.76	10.51	0.11	0.11	4.08	2,391	24
12-31-2009	10.38	0.56	1.78	2.34	(0.54)	(0.05)	—	(0.59)	12.13	22.96	0.12	0.12	4.99	1,931	24

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.55%–2.70%, 0.62%–3.11%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.13% and 0.49%–1.09% for
the period ended 6-30-14 and the years ended 12-31-13, 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively.
6 Six months ended 6-30-14. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture, which amounted to less than 0.005%, 0.05% and 0.06% of average net assets for Class B, Class R1 and Class R4 shares, respectively.
10 The inception date for Class R2 shares is 3-1-12.
11 Less than $500,000.
12 The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
13 The inception date for Class R6 shares is 9-1-11.
14 The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Semiannual report | Lifestyle Portfolios	33

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), five of which (collectively, Lifestyle Portfolios, or the portfolios, and individually the portfolio) are presented in this report. The Lifestyle Portfolios operate as “funds of funds” that invest in other series of the Trust and other John Hancock funds.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 Plan. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, state registration fees and printing and postage fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP, and there have been no changes to this qualification during the periods presented in the financial statements.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement

34	Lifestyle Portfolios | Semiannual report

in any portfolio’s property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended June 30, 2014, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended June 30, 2014 were as follows:

Portfolio	Commitment Fee

Lifestyle Aggressive	$1,016
Lifestyle Growth	2,670
Lifestyle Balanced	2,836
Lifestyle Moderate	1,046
Lifestyle Conservative	914

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2013, certain portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2013.

Capital Loss Carryforward
Expiring at December 31,

Portfolio	2017	2018	Total

Lifestyle Aggressive	$68,293,433	$69,388,579	$137,682,012
Lifestyle Growth	230,655,177	—	230,655,177
Lifestyle Balanced	261,979,127	57,148,343	319,127,470

As of December 31, 2013, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifestyle Aggressive Portfolio	$3,549,785,220	$1,264,496,452	$(119,845)	$1,264,376,607
Lifestyle Growth Portfolio	11,465,598,019	3,372,725,631	(4,542,822)	3,368,182,809
Lifestyle Balanced Portfolio	12,777,571,048	2,891,653,428	(7,617,190)	2,884,036,238
Lifestyle Moderate Portfolio	4,218,298,935	631,672,093	(2,925,525)	628,746,568
Lifestyle Conservative Portfolio	3,475,884,155	320,264,712	(8,641,672)	311,623,040

Semiannual report | Lifestyle Portfolios	35

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Lifestyle Aggressive and Lifestyle Growth portfolios generally declare and pay income dividends and capital gain distributions, if any, at least annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative portfolios generally declare and pay income dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals for all portfolios and characterization of distributions for Lifestyle Moderate and Lifestyle Conservative portfolios.

Note 3— Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Variable Insurance Trust (JHVIT) and net assets of similar funds of the Trust. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirect owned subsidiaries of MFC and affiliates of the Advisor. In addition, the Advisor has a subadvisory agreement with QS Investors, LLC. The portfolios are not responsible for payment of the subadvisory fees.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor as outlined below:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets

Affiliated fund assets	0.05%	0.04%
Other assets	0.50%	0.49%

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust, JHVIT and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock Total Bond Market Trust B and John Hancock International Equity Index Trust B.

Expense reimbursements. The Advisor contractually agreed to reduce its management fee for each portfolio, in an amount equal to the amount by which the expenses, excluding portfolio level expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and short dividend expense and expenses for Class A, Class B, Class R2 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.41%, 1.30%, 0.56% and 0.00%, respectively, of the average daily net assets attributable to the classes. The current fee waivers will continue in effect until at least April 30, 2015, unless renewed by mutual agreement of the portfolios and the Advisor based on a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to reduce its management fee for each portfolio, or if necessary make payment to the portfolio, in an amount equal to the amount by which certain expenses of the portfolio exceed 0.10% of the average annual net assets of the portfolio. Expenses means all the expenses of the portfolio, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage fees, acquired fund fees and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the Trust.

36	Lifestyle Portfolios | Semiannual report

Additionally, the Advisor voluntarily agreed to waive its advisory fee or reimburse each portfolio so that the aggregate advisory fee retained by the Adviser with respect to both the portfolio and the underlying investments (after payment of any subadvisory fees) does not exceed 0.50% of the portfolios’ first $7.5 billion of average daily net assets and 0.49% of the portfolios’ average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time by the Advisor upon notice to the Trust.

For the six months ended June 30, 2014, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

		Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total

Lifestyle Aggressive	$99,762	$1,676	$10,768	$660	$5,051	$551	$448	$776	$11,968	$267,379	—	$399,039
Lifestyle Growth	347,923	8,095	47,912	1,628	3,197	1,691	1,687	2,789	13,741	836,647	$14,957	1,280,267
Lifestyle Balanced	392,915	7,797	56,277	1,421	3,753	2,460	2,696	2,913	15,309	862,806	8,854	1,357,201
Lifestyle Moderate	148,412	2,449	20,930	554	4,403	607	636	683	11,770	195,977	2,729	389,150
Lifestyle Conservative	164,277	4,044	31,866	773	5,106	1,006	708	1,294	10,808	246,657	—	466,539

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolios are below its expense limitation during this period. The table below outlines the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. The following portfolios recaptured operating expenses during the period and/or have amounts eligible for recovery going forward:

	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amount recovered
	recovery through	recovery through	recovery through	recovery through	during the period ended
Portfolio	December 1, 2014	December 1, 2015	December 1, 2016	June 1, 2017	June 30, 2014

Lifestyle Aggressive	$5,276	$31,646	$54,786	$81,177	—
Lifestyle Growth	5,277	31,791	133,997	255,487	—
Lifestyle Balanced	5,276	32,035	136,703	287,937	—
Lifestyle Moderate	5,276	30,386	79,955	120,677	—
Lifestyle Conservative	5,276	27,378	89,494	120,315	—

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2014 were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate

Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolio, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2014 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

Class	Rule 12b-1 Fee	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

Semiannual report | Lifestyle Portfolios	37

The portfolios’ distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Reimbursements related to this contractual waiver amounted to the following for the six months ended June 30, 2014:

Class R4
Portfolio	Rule 12b-1 Reimbursement

Lifestyle Aggressive	$3,386
Lifestyle Growth	11,842
Lifestyle Balanced	19,458
Lifestyle Moderate	5,780
Lifestyle Conservative	3,933

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2014:

Lifestyle Aggressive		Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net sales charges	$696,860	$4,620,429	$5,905,956	$2,179,376	$1,438,100
Retained for printing prospectuses,
advertising and sales literature	110,461	747,331	972,676	356,058	241,589
Sales commission to unrelated broker-dealers	570,008	3,833,396	4,885,566	1,803,993	1,186,938
Sales commission to affiliated sales personnel	16,391	39,702	47,714	19,325	9,573

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2014, CDSCs received by the Distributor were as follows:

Portfolio	Class A	Class B	Class C

Lifestyle Aggressive	$971	$25,983	$17,611
Lifesstyle Growth	968	61,600	34,704
Lifestyle Balanced	675	44,923	51,636
Lifestyle Moderate	511	44,140	40,589
Lifestyle Conservative	581	45,615	31,181

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeep ing services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended June 30, 2014 were:

		Distribution and	Transfer	State	Printing and
Portfolio	Class	service fees	agent fee	registration fees	postage

Lifestyle Aggressive	Class A	$528,928	$238,775	$21,324	$10,161
	Class B	126,683	17,195	8,415	1,424
	Class C	811,019	109,911	10,849	5,964
	Class R1	37,401	1,026	9,453	366
	Class R2	6,736	299	5,892	27
	Class R3	27,123	856	8,387	344
	Class R4	11,512	697	8,383	282
	Class R5	2,920	1,205	8,645	309
	Class R6	—	904	10,142	340
	Class 1	1,007,996	—	—	—
	Total	$2,560,318	$370,868	$91,490	$19,217

38	Lifestyle Portfolios | Semiannual report

		Distribution and	Transfer	State	Printing and
Portfolio	Class	service fees	agent fee	registration fees	postage

Lifestyle Growth	Class A	$1,997,138	$901,582	$47,444	$36,238
	Class B	568,864	77,208	8,413	5,475
	Class C	3,360,069	455,099	19,136	21,586
	Class R1	83,404	2,358	8,974	603
	Class R2	22,692	999	5,872	38
	Class R3	77,176	2,444	8,241	541
	Class R4	39,080	2,448	7,920	471
	Class R5	7,826	4,038	8,185	655
	Class R6	—	2,252	9,584	351
	Class 1	2,936,413	—	—	—
	Total	$9,092,662	$1,448,428	$123,769	$65,958

Lifestyle Balanced	Class A	$2,312,149	$1,043,617	$57,519	$31,307
	Class B	555,872	75,433	9,054	4,461
	Class C	4,006,847	542,745	30,733	20,556
	Class R1	72,877	2,089	8,721	382
	Class R2	15,099	691	6,219	22
	Class R3	114,031	3,617	8,561	588
	Class R4	68,102	3,992	9,612	979
	Class R5	10,382	4,286	8,814	615
	Class R6	—	2,810	10,252	342
	Class 1	3,073,610	—	—	—
	Total	$10,228,969	$1,679,280	$149,485	$59,252

Lifestyle Moderate	Class A	$870,846	$393,098	$29,533	$13,103
	Class B	222,325	30,166	7,807	1,911
	Class C	1,899,435	257,325	20,711	10,317
	Class R1	36,217	1,036	8,730	386
	Class R2	5,731	277	5,749	15
	Class R3	35,846	1,135	7,570	358
	Class R4	19,073	1,190	7,560	410
	Class R5	3,104	1,278	7,482	356
	Class R6	—	1,312	9,460	298
	Class 1	889,452	—	—	—
	Total	$3,982,029	$686,817	$104,602	$27,154

Lifestyle Conservative	Class A	$811,027	$366,397	$33,249	$13,096
	Class B	223,933	30,397	8,215	1,965
	Class C	1,763,958	239,214	20,570	10,963
	Class R1	32,043	879	8,937	360
	Class R2	3,811	180	5,804	16
	Class R3	36,126	1,143	8,094	366
	Class R4	12,585	810	7,755	320
	Class R5	2,861	1,473	7,991	478
	Class R6	—	544	9,510	279
	Class 1	682,130	—	—	—
	Total	$3,568,474	$641,037	$110,125	$27,843

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in the portfolios’ shares for the six months ended June 30, 2014 and for the year ended December 31, 2013 were as follows:

Lifestyle Aggressive
	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,998,974	$64,395,561	7,248,824	$105,384,716
Distributions reinvested	—	—	433,414	6,873,941
Repurchased	(2,242,768)	(36,133,996)	(5,001,569)	(72,174,752)

Net increase	1,756,206	$28,261,565	2,680,669	$40,083,905

Semiannual report | Lifestyle Portfolios	39

	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Amount	Shares	Amount

Class B shares

Sold	4,781	$76,554	112,444	$1,567,517
Distributions reinvested	—	—	21,069	334,999
Repurchased	(193,469)	(3,113,145)	(336,433)	(4,821,339)

Net decrease	(188,688)	$(3,036,591)	(202,920)	$(2,918,823)

Class C shares

Sold	1,048,196	$16,892,442	2,038,199	$29,535,841
Distributions reinvested	—	—	132,154	2,102,563
Repurchased	(839,227)	(13,571,764)	(1,534,039)	(22,276,862)

Net increase	208,969	$3,320,678	636,314	$9,361,542

Class R1 shares

Sold	84,751	$1,362,650	146,442	$2,144,284
Distributions reinvested	—	—	9,154	145,553
Repurchased	(139,489)	(2,237,614)	(192,809)	(2,743,924)

Net decrease	(54,738)	$(874,964)	(37,213)	$(454,087)

Class R2 shares

Sold	53,902	$856,747	148,691	$2,119,387
Distributions reinvested	—	—	1,826	28,829
Repurchased	(13,727)	(219,694)	(11,811)	(176,874)

Net increase	40,175	$637,053	138,706	$1,971,342

Class R3 shares

Sold	62,696	$1,008,532	140,389	$2,009,684
Distributions reinvested	—	—	9,974	157,988
Repurchased	(140,605)	(2,257,684)	(360,254)	(5,328,578)
Net decrease	(77,909)	$(1,249,152)	(209,891)	$(3,160,906)

Class R4 shares

Sold	42,967	$689,811	132,176	$1,905,212
Distributions reinvested	—	—	9,919	156,912
Repurchased	(129,602)	(2,075,490)	(316,280)	(4,459,290)

Net decrease	(86,635)	$(1,385,679)	(174,185)	$(2,397,166)

Class R5 shares

Sold	98,950	$1,590,749	198,709	$2,856,277
Distributions reinvested	—	—	15,888	251,503
Repurchased	(64,054)	(1,035,533)	(188,190)	(2,692,806)

Net increase	34,896	$555,216	26,407	$414,974

Class R6 shares

Sold	495,011	$8,022,978	234,620	$3,420,694
Distributions reinvested	—	—	7,932	125,407
Repurchased	(73,851)	(1,209,769)	(70,647)	(1,045,417)

Net increase	421,160	$6,813,209	171,905	$2,500,684

Class 1 shares

Sold	3,228,608	$51,664,191	7,744,533	$110,537,983
Distributions reinvested	—	—	6,160,748	97,339,818
Repurchased	(8,828,857)	(142,434,839)	(20,898,344)	(309,159,345)

Net decrease	(5,600,249)	$(90,770,648)	(6,993,063)	$(101,281,544)

Total net decrease	(3,546,813)	$(57,729,313)	(3,963,271)	$(55,880,079)

Lifestyle Growth
	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	14,147,377	$230,583,111	25,861,877	$387,369,709
Distributions reinvested	—	—	1,841,188	29,514,244
Repurchased	(7,585,558)	(123,636,541)	(14,289,068)	(213,814,731)

Net increase	6,561,819	$106,946,570	13,413,997	$203,069,222

40	Lifestyle Portfolios | Semiannual report

	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Amount	Shares	Amount

Class B shares

Sold	66,846	$1,088,032	440,811	$6,422,574
Distributions reinvested	—	—	115,775	1,860,502
Repurchased	(783,557)	(12,757,145)	(1,145,297)	(17,046,176)

Net decrease	(716,711)	$(11,669,113)	(588,711)	$(8,763,100)

Class C shares

Sold	5,714,329	$93,132,794	9,343,437	$139,334,044
Distributions reinvested	—	—	638,850	10,259,930
Repurchased	(2,898,208)	(47,233,946)	(5,722,774)	(84,999,876)

Net increase	2,816,121	$45,898,848	4,259,513	$64,594,098

Class R1 shares

Sold	198,789	$3,248,106	410,301	$6,134,014
Distributions reinvested	—	—	24,065	387,212
Repurchased	(229,838)	(3,761,917)	(426,245)	(6,357,338)

Net increase (decrease)	(31,049)	$(513,811)	8,121	$163,888

Class R2 shares

Sold	112,599	$1,786,722	558,402	$8,250,777
Distributions reinvested	—	—	10,747	171,412
Repurchased	(48,535)	(797,250)	(36,078)	(549,106)

Net increase	64,064	$989,472	533,071	$7,873,083

Class R3 shares

Sold	254,253	$4,144,292	445,811	$6,577,020
Distributions reinvested	—	—	31,223	499,885
Repurchased	(272,858)	(4,427,227)	(385,371)	(5,818,482)

Net increase (decrease)	(18,605)	$(282,935)	91,663	$1,258,423

Class R4 shares

Sold	175,235	$2,862,366	402,741	$5,988,210
Distributions reinvested	—	—	35,339	565,772
Repurchased	(136,983)	(2,230,699)	(402,085)	(5,916,844)

Net increase	38,252	$631,667	35,995	$637,138

Class R5 shares

Sold	297,852	$4,826,808	589,166	$8,799,018
Distributions reinvested	—	—	60,454	969,083
Repurchased	(179,180)	(2,920,072)	(683,479)	(10,144,431)

Net increase (decrease)	118,672	$1,906,736	(33,859)	$(376,330)

Class R6 shares

Sold	721,620	$11,814,575	1,044,309	$15,454,198
Distributions reinvested	—	—	31,796	507,458
Repurchased	(239,035)	(3,891,423)	(146,499)	(2,211,473)

Net increase	482,585	$7,923,152	929,606	$13,750,183

Class 1 shares

Sold	9,054,996	$146,372,832	15,128,727	$221,078,194
Distributions reinvested	—	—	19,953,601	318,459,464
Repurchased	(22,803,444)	(371,147,499)	(51,257,683)	(780,921,125)

Net decrease	(13,748,448)	$(224,774,667)	(16,175,355)	$(241,383,467)

Class 5 shares

Sold	1,033,980	$16,748,352	1,823,740	$27,435,361
Distributions reinvested	—	—	344,774	5,495,690
Repurchased	(144,601)	(2,314,223)	(146,610)	(2,186,100)

Net increase	889,379	$14,434,129	2,021,904	$30,744,951

Total net increase (decrease)	(3,543,921)	$(58,509,952)	4,495,945	$71,568,089

Semiannual report | Lifestyle Portfolios	41

Lifestyle Balanced
	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	18,953,074	$295,474,722	32,728,984	$478,490,015
Distributions reinvested	418,046	6,632,690	2,294,348	34,687,506
Repurchased	(9,830,081)	(153,175,239)	(16,568,898)	(242,325,668)

Net increase	9,541,039	$148,932,173	18,454,434	$270,851,853

Class B shares

Sold	68,246	$1,062,308	501,290	$7,188,350
Distributions reinvested	3,042	48,815	128,999	1,968,624
Repurchased	(740,783)	(11,512,339)	(982,792)	(14,315,624)

Net decrease	(669,495)	$(10,401,216)	(352,503)	$(5,158,650)

Class C shares

Sold	7,356,323	$114,552,107	13,345,844	$194,859,654
Distributions reinvested	30,483	489,876	872,227	13,326,297
Repurchased	(3,534,221)	(55,087,172)	(6,788,520)	(99,221,501)

Net increase	3,852,585	$59,954,811	7,429,551	$108,964,450

Class R1 shares

Sold	297,587	$4,605,906	353,880	$5,143,674
Distributions reinvested	2,217	35,083	20,565	310,966
Repurchased	(240,468)	(3,736,739)	(395,172)	(5,755,044)

Net increase (decrease)	59,336	$904,250	(20,727)	$(300,404)

Class R2 shares

Sold	163,667	$2,511,179	347,787	$5,046,216
Distributions reinvested	1,366	21,584	6,428	97,398
Repurchased	(75,781)	(1,187,834)	(13,908)	(206,709)

Net increase	89,252	$1,344,929	340,307	$4,936,905

Class R3 shares

Sold	272,053	$4,220,471	590,748	$8,540,214
Distributions reinvested	5,994	94,968	53,781	812,248
Repurchased	(319,477)	(4,959,329)	(795,388)	(11,718,257)
Net decrease	(41,430)	$(643,890)	(150,859)	$(2,365,795)

Class R4 shares
Sold	396,723	$6,170,163	997,086	$14,463,192
Distributions reinvested	11,102	175,790	135,844	2,042,851
Repurchased	(3,064,419)	(46,999,290)	(1,268,179)	(18,337,618)

Net decrease	(2,656,594)	$(40,653,337)	(135,249)	$(1,831,575)

Class R5 shares

Sold	344,081	$5,345,883	736,112	$10,736,001
Distributions reinvested	14,974	237,102	77,648	1,166,404
Repurchased	(367,710)	(5,723,757)	(1,010,533)	(14,681,830)

Net decrease	(8,655)	$(140,772)	(196,773)	$(2,779,425)

Class R6 shares

Sold	872,146	$13,528,636	1,285,202	$18,524,246
Distributions reinvested	11,792	186,283	36,206	544,913
Repurchased	(169,534)	(2,619,451)	(281,778)	(4,134,229)

Net increase	714,404	$11,095,468	1,039,630	$14,934,930

Class 1 shares

Sold	8,928,822	$137,928,483	22,941,372	$330,852,814
Distributions reinvested	4,714,930	74,326,082	23,983,813	358,577,680
Repurchased	(22,963,365)	(356,736,884)	(53,061,837)	(781,840,473)

Net decrease	(9,319,613)	$(144,482,319)	(6,136,652)	$(92,409,979)

42	Lifestyle Portfolios | Semiannual report

	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Amount	Shares	Amount

Class 5 shares

Sold	938,142	$14,530,444	1,514,684	$22,062,827
Distributions reinvested	51,699	815,690	223,765	3,351,796
Repurchased	(159,667)	(2,489,859)	(262,216)	(3,815,255)

Net increase	830,174	$12,856,275	1,476,233	$21,599,368

Total net increase	2,391,003	$38,766,372	21,747,391	$316,441,678

Lifestyle Moderate
	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	7,593,641	$110,317,446	14,826,532	$206,678,122
Distributions reinvested	282,037	4,148,370	964,927	13,598,153
Repurchased	(4,020,431)	(58,362,500)	(7,170,672)	(100,016,375)

Net increase	3,855,247	$56,103,316	8,620,787	$120,259,900

Class B shares

Sold	72,319	$1,046,018	294,059	$4,057,235
Distributions reinvested	9,327	137,265	58,169	822,083
Repurchased	(281,492)	(4,082,674)	(525,265)	(7,301,121)

Net decrease	(199,846)	$(2,899,391)	(173,037)	$(2,421,803)

Class C shares

Sold	3,899,155	$56,554,889	7,777,521	$108,324,332
Distributions reinvested	89,422	1,317,312	479,636	6,786,733
Repurchased	(2,281,124)	(33,083,866)	(4,261,662)	(59,441,419)

Net increase	1,707,453	$24,788,335	3,995,495	$55,669,646

Class R1 shares

Sold	75,330	$1,092,726	241,266	$3,343,225
Distributions reinvested	2,788	40,977	13,658	192,651
Repurchased	(116,627)	(1,688,895)	(248,798)	(3,450,270)

Net increase (decrease)	(38,509)	$(555,192)	6,126	$85,606

Class R2 shares

Sold	41,126	$597,671	167,376	$2,322,345
Distributions reinvested	956	14,018	2,735	38,662
Repurchased	(21,422)	(314,260)	(4,383)	(61,601)

Net increase	20,660	$297,429	165,728	$2,299,406

Class R3 shares

Sold	140,541	$2,041,082	301,483	$4,195,741
Distributions reinvested	3,885	57,042	19,788	278,583
Repurchased	(222,817)	(3,238,339)	(260,135)	(3,633,567)

Net increase (decrease)	(78,391)	$(1,140,215)	61,136	$840,757

Class R4 shares

Sold	112,219	$1,621,832	369,483	$5,072,818
Distributions reinvested	5,769	84,556	26,123	366,567
Repurchased	(223,787)	(3,224,788)	(328,519)	(4,559,492)

Net increase (decrease)	(105,799)	$(1,518,400)	67,087	$879,893

Class R5 shares

Sold	143,115	$2,065,675	412,176	$5,758,292
Distributions reinvested	6,851	100,441	26,500	372,158
Repurchased	(244,404)	(3,541,198)	(246,044)	(3,425,338)

Net increase (decrease)	(94,438)	$(1,375,082)	192,632	$2,705,112

Class R6 shares

Sold	649,771	$9,484,378	690,699	$9,613,967
Distributions reinvested	9,558	140,286	18,857	265,469
Repurchased	(223,271)	(3,198,245)	(81,851)	(1,132,929)

Net increase	436,058	$6,426,419	627,705	$8,746,507

Semiannual report | Lifestyle Portfolios	43

	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	4,346,890	$62,932,359	8,819,831	$122,155,454
Distributions reinvested	2,203,127	32,305,050	8,117,045	113,790,376
Repurchased	(10,085,895)	(146,171,511)	(23,387,758)	(328,031,760)

Net decrease	(3,535,878)	$(50,934,102)	(6,450,882)	$(92,085,930)

Class 5 shares

Sold	253,545	$3,650,196	534,627	$7,419,524
Distributions reinvested	31,998	468,789	105,801	1,482,351
Repurchased	(110,099)	(1,590,706)	(228,376)	(3,191,306)

Net increase	175,444	$2,528,279	412,052	$5,710,569

Total net increase	2,142,001	$31,721,396	7,524,829	$102,689,663

Lifestyle Conservative
	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	6,509,781	$90,723,497	14,063,064	$192,153,150
Distributions reinvested	340,790	4,781,455	998,535	13,568,931
Repurchased	(5,117,719)	(71,136,096)	(11,417,560)	(155,775,563)

Net increase	1,732,852	$24,368,856	3,644,039	$49,946,518

Class B shares

Sold	40,207	$558,840	395,018	$5,378,629
Distributions reinvested	14,130	198,545	60,192	818,745
Repurchased	(381,208)	(5,293,181)	(627,921)	(8,570,316)

Net decrease	(326,871)	$(4,535,796)	(172,711)	$(2,372,942)

Class C shares

Sold	3,718,530	$51,772,673	8,222,570	$112,110,099
Distributions reinvested	114,886	1,613,979	460,918	6,264,365
Repurchased	(3,612,150)	(50,114,753)	(7,685,348)	(104,631,662)

Net increase	221,266	$3,271,899	998,140	$13,742,802

Class R1 shares
Sold	77,083	$1,074,069	222,908	$3,037,258
Distributions reinvested	3,605	50,550	13,617	185,052
Repurchased	(149,900)	(2,094,165)	(283,022)	(3,858,968)
Net decrease	(69,212)	$(969,546)	(46,497)	$(636,658)

Class R2 shares

Sold	52,850	$743,070	122,142	$1,660,334
Distributions reinvested	1,047	14,710	2,089	28,401
Repurchased	(9,169)	(126,818)	(12,507)	(171,044)

Net increase	44,728	$630,962	111,724	$1,517,691

Class R3 shares

Sold	99,040	$1,379,080	309,500	$4,225,920
Distributions reinvested	6,132	85,867	21,616	293,223
Repurchased	(145,688)	(2,024,647)	(327,431)	(4,465,290)

Net increase (decrease)	(40,516)	$(559,700)	3,685	$53,853

Class R4 shares

Sold	181,174	$2,528,059	364,325	$4,980,305
Distributions reinvested	5,342	74,848	19,695	267,184
Repurchased	(237,804)	(3,281,109)	(330,472)	(4,504,829)

Net increase (decrease)	(51,288)	$(678,202)	53,548	$742,660

Class R5 shares

Sold	126,478	$1,753,710	450,416	$6,163,109
Distributions reinvested	10,590	148,398	33,932	460,773
Repurchased	(239,043)	(3,326,317)	(524,285)	(7,148,003)

Net decrease	(101,975)	$(1,424,209)	(39,937)	$(524,121)

44	Lifestyle Portfolios | Semiannual report

	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Amount	Shares	Amount

Class R6 shares

Sold	122,653	$1,704,427	340,501	$4,623,579
Distributions reinvested	4,315	60,477	9,305	126,225
Repurchased	(62,157)	(864,890)	(118,439)	(1,614,492)

Net Increase	64,811	$900,014	231,367	$3,135,312

Class 1 shares

Sold	2,451,882	$33,906,268	3,779,128	$51,527,793
Distributions reinvested	2,127,294	29,789,032	6,795,937	92,176,010
Repurchased	(11,637,614)	(161,680,671)	(38,851,350)	(529,393,602)

Net decrease	(7,058,438)	$(97,985,371)	(28,276,285)	$(385,689,799)

Total net decrease	(5,584,643)	$(76,981,093)	(23,492,928)	$(320,084,684)

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on June 30, 2014.

Portfolio	Class	% by Class

Lifestyle Moderate	R2	4%
Lifestyle Conservative	R2	5%

Affiliates of the Trust owned 100% of shares of beneficial interested of Class 1 shares in each portfolio and 100% of Class 5 shares of Lifestyle Growth, Lifestyle Balanced and Lifestyle Moderate on June 30, 2014.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended June 30, 2014.

Portfolio	Purchases	Sales

Lifestyle Aggressive	$375,474,204	$421,013,041
Lifestyle Growth	1,235,533,895	1,220,673,038
Lifestyle Balanced	1,133,367,196	1,061,542,841
Lifestyle Moderate	303,033,805	262,807,513
Lifestyle Conservative	250,790,161	328,701,747

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2014, the following portfolios held 5% or more of an underlying fund’s net assets:

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive
Small Cap Core	21.2%
All Cap Core	19.2%
Small Company Growth	17.4%
Small Cap Value	17.1%
Greater China Opportunities	16.1%
Value	16.0%
Small Cap Growth	15.9%
Alpha Opportunities	15.7%
International Growth Stock	15.4%
Technical Opportunities	15.4%
International Small Company	15.3%
International Value Equity	15.1%
Mid Value	14.7%
Emerging Markets	14.7%
Fundamental Large Cap Value	14.2%
Science & Technology	14.2%
Value Equity Fund	13.9%
Health Sciences	13.8%
China Emerging Leaders	13.7%
Mutual Shares	13.4%
Small Cap Opportunities	13.0%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive (continued)
International Small Cap	12.9%
Equity-Income	12.0%
Mid Cap Stock	11.7%
International Value	11.3%
Small Company Value	11.2%
Natural Resources	10.8%
Strategic Growth	10.7%
International Growth Opportunities	10.5%
Global Equity	10.1%
Fundamental Global Franchise	9.4%
Real Estate Equity	9.3%
Capital Appreciation	9.2%
Blue Chip Growth	8.9%
Financial Industries	8.9%
Seaport	8.3%
Capital Appreciation Value	8.2%
International Core	7.9%
Global Real Estate	6.9%
Redwood	6.3%
U.S. Equity	6.1%
Absolute Return Currency	5.2%

Semiannual report | Lifestyle Portfolios	45

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Growth
All Cap Core	49.4%
Value Equity Fund	44.3%
Small Cap Core	43.6%
Mutual Shares	42.8%
Technical Opportunities	41.5%
Value	40.7%
China Emerging Leaders	39.2%
Alpha Opportunities	38.0%
Science & Technology	36.7%
Mid Value	36.5%
Health Sciences	36.4%
Small Cap Value	36.1%
Small Company Growth	35.9%
International Growth Stock	35.7%
Fundamental Large Cap Value	35.6%
International Value Equity	35.3%
Global Short Duration Credit	35.1%
International Small Company	33.2%
Small Cap Growth	33.0%
Fundamental Global Franchise	31.9%
Capital Appreciation Value	31.9%
Global Equity	31.3%
Emerging Markets	30.4%
Mid Cap Stock	30.0%
Equity-Income	28.8%
Strategic Growth	28.5%
Real Estate Equity	28.3%
International Small Cap	27.9%
International Value	27.0%
Small Cap Opportunities	26.9%
International Growth Opportunities	26.8%
Capital Appreciation	26.1%
U.S. Equity	25.9%
Seaport	25.5%
Global Real Estate	25.5%
Blue Chip Growth	24.9%
Natural Resources	24.2%
Small Company Value	23.6%
Emerging Markets Debt	23.4%
Financial Industries	23.4%
Asia Pacific Total Return Bond	20.7%
Redwood	19.5%
International Core	18.5%
Global Income	18.0%
Absolute Return Currency	17.8%
U.S. High Yield Bond	16.7%
Spectrum Income	14.6%
Short Duration Credit Opportunities Fund	14.4%
Focused High Yield	13.3%
Real Return Bond	13.0%
Floating Rate Income	11.9%
High Yield	10.4%
Global Bond	9.5%
Active Bond	8.5%
Global Shareholder Yield	8.2%
Total Return	5.8%
Strategic Income Opportunities	5.7%
Lifestyle Balanced
Spectrum Income	43.3%
Global Short Duration Credit	38.2%
Short Duration Credit Opportunities Fund	37.0%
Asia Pacific Total Return Bond	36.7%
Small Cap Core	34.6%
U.S. High Yield Bond	33.7%
Global Real Estate	33.7%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced (continued)
Emerging Markets Debt	33.1%
Mutual Shares	33.0%
Global Income	32.2%
Core Bond	32.2%
Health Sciences	31.8%
Value Equity Fund	31.8%
Value	31.4%
All Cap Core	31.4%
Global Bond	31.4%
Active Bond	31.3%
Fundamental Global Franchise	30.9%
Capital Appreciation Value	30.8%
Science & Technology	30.7%
Investment Quality Bond	30.2%
Real Estate Equity	30.1%
Global Equity	29.7%
International Growth Stock	29.6%
Small Cap Value	29.5%
International Value Equity	29.2%
China Emerging Leaders	28.9%
Small Company Growth	28.1%
Real Return Bond	27.6%
Alpha Opportunities	27.1%
Mid Value	26.8%
Fundamental Large Cap Value	26.6%
Small Cap Growth	26.2%
Technical Opportunities	26.0%
International Small Company	26.0%
U.S. Equity	25.1%
Natural Resources	24.5%
Floating Rate Income	24.1%
Seaport	22.6%
Focused High Yield	22.5%
International Value	22.4%
Equity-Income	21.8%
International Growth Opportunities	21.4%
International Small Cap	21.3%
Small Cap Opportunities	21.3%
Mid Cap Stock	21.2%
High Yield	21.2%
Emerging Markets	20.9%
Total Return	20.8%
Strategic Growth	20.7%
Redwood	20.7%
Financial Industries	20.7%
Absolute Return Currency	20.4%
Blue Chip Growth	19.5%
Capital Appreciation	19.2%
Small Company Value	19.2%
International Core	15.4%
Strategic Income Opportunities	12.4%
Global Shareholder Yield	8.4%
Lifestyle Moderate
Core Bond	24.3%
Active Bond	21.7%
Investment Quality Bond	20.0%
Enduring Equity	19.8%
Global Bond	19.2%
Spectrum Income	16.7%
Asia Pacific Total Return Bond	16.3%
Emerging Markets Debt	15.5%
Total Return	14.7%
Short Duration Credit Opportunities Fund	13.9%
Global Income	13.3%
Fundamental Large Cap Value	12.2%

46	Lifestyle Portfolios | Semiannual report

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Moderate (continued)
U.S. High Yield Bond	12.0%
Real Return Bond	11.7%
Floating Rate Income	11.4%
Global Short Duration Credit	10.5%
Real Estate Equity	9.3%
Capital Appreciation Value	9.2%
Focused High Yield	8.6%
Global Equity	8.2%
Redwood	8.1%
Small Cap Value	8.0%
Equity-Income	7.9%
U.S. Equity	7.8%
Fundamental Global Franchise	7.8%
High Yield	7.7%
Mid Value	7.6%
Small Company Growth	7.3%
Global Real Estate	7.0%
Small Cap Growth	6.9%
Absolute Return Currency	6.3%
International Growth Stock	6.1%
International Value Equity	6.0%
Alpha Opportunities	5.8%
Seaport	5.7%
Natural Resources	5.4%
International Small Company	5.4%
Small Company Value	5.2%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Conservative
Short Term Government Income	66.2%
Enduring Equity	65.0%
Investment Quality Bond	36.7%
Core Bond	26.3%
Active Bond	22.6%
Global Bond	20.3%
Real Return Bond	18.2%
Emerging Markets Debt	16.1%
Total Return	15.4%
Asia Pacific Total Return Bond	15.2%
Spectrum Income	15.1%
Short Duration Credit Opportunities Fund	12.3%
Floating Rate Income	10.7%
Global Short Duration Credit	8.8%
Global Income	7.8%
Real Estate Equity	7.1%
U.S. High Yield Bond	6.6%
Redwood	6.2%
Global Equity	6.0%
Focused High Yield	5.8%
Global Real Estate	5.3%
Absolute Return Currency	5.2%

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios’ from their investments in affiliated underlying funds as follows:

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Portfolio	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Aggressive Portfolio
All Cap Core	10,740,970	16,959	(375,723)	10,382,206	—	—	$861,369	$144,624,131
Alpha Opportunities	22,266,556	—	(673,279)	21,593,277	—	—	(262,631)	292,588,910
Blue Chip Growth	6,730,939	238,434	(167)	6,969,206	—	—	193	241,970,819
Capital Appreciation	11,283,343	1,657,762	(628,313)	12,312,792	—	—	331,945	217,690,161
Capital Appreciation
Value	12,913,744	—	(189,893)	12,723,851	—	—	48,136	159,557,094
China Emerging Leaders	6,727,149	—	(2,872,741)	3,854,408	—	—	(3,983,168)	36,462,704
Currency Strategies	9,665,807	771,163	(715,854)	9,721,116	—	—	(296,822)	94,586,462
Disciplined Value	4,634,521	261,074	(138,440)	4,757,155	—	—	150,566	89,957,803
Emerging Markets	32,849,499	257,615	—	33,107,114	—	—	—	361,198,615
Equity-Income	9,131,813	2,129,425	(141,377)	11,119,861	—	—	68,942	237,520,230
Financial Industries	4,393,692	1,423,379	(182,892)	5,634,179	—	—	174,049	96,795,191
Fundamental Global
Franchise	3,131,399	129,747	(121,986)	3,139,160	—	—	15,257	41,782,225
Fundamental Large
Cap Value	11,220,450	1,488,376	(119,586)	12,589,240	—	—	(43,268)	175,619,903
Fundamental Value	7,380,391	—	(7,380,391)	—	—	—	67,219,880	—
Global Absolute Return
Strategies	3,878,237	—	—	3,878,237	—	—	—	43,281,128
Global Equity	4,179,298	69,283	(211,970)	4,036,611	—	—	162,362	47,591,638
Global Real Estate	2,780,108	39,199	(235,374)	2,583,933	—	—	72,333	23,772,183
Global Shareholder Yield	4,071,789	104,004	(277,174)	3,898,619	$871,116	—	637,220	48,381,868
Greater China
Opportunities	—	528,735	—	528,735	—	—	—	12,023,436
Health Sciences	4,775,285	—	(389,549)	4,385,736	—	—	522,626	82,320,264
International Core	3,637,145	75,768	(322,132)	3,390,781	—	—	1,308,581	125,153,732
International Growth
Opportunities Fund	5,569,576	683,874	—	6,253,450	—	—	—	89,737,001
International
Growth Stock	7,844,279	216,912	(437,657)	7,623,534	—	—	459,958	109,092,779
International Small Cap	4,691,062	101,785	(201,868)	4,590,979	—	—	266,417	90,947,294

Semiannual report | Lifestyle Portfolios	47

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Portfolio	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Aggressive Portfolio (continued)
International
Small Company	8,604,385	—	(307,182)	8,297,203	—	—	$441,312	$92,098,958
International Value	12,857,868	997,629	(496,326)	13,359,171	—	—	340,555	243,537,680
International Value Equity	7,493,712	221,869	(465,605)	7,249,976	—	—	179,527	71,049,766
Mid Cap Stock	8,968,063	150,751	(329,442)	8,789,372	—	—	223,502	198,639,813
Mid Value	9,159,551	12,937	(207,619)	8,964,869	—	—	154,341	160,919,402
Mutual Shares	4,635,411	—	(929,273)	3,706,138	—	—	2,512,969	54,517,288
Natural Resources	5,389,280	113,289	(83,976)	5,418,593	—	—	(61,962)	103,766,052
Rainier Growth	2,542,755	829,997	(2,810,669)	562,083	—	$15,168,931	8,675,167	11,961,134
Real Estate Equity	2,359,054	23,293	(274,156)	2,108,191	—	—	147,385	23,738,228
Redwood	2,869,272	159,465	(91,938)	2,936,799	—	—	(8,646)	33,655,721
Science & Technology	10,735,692	46,604	(487,515)	10,294,781	—	—	998,628	143,921,036
Seaport	1,360,396	37,353	—	1,397,749	—	—	—	14,229,089
Small Cap Core	2,129,000	2,242,633	(36,331)	4,335,302	—	—	12,481	44,870,371
Small Cap Growth	3,400,439	124,719	(170,037)	3,355,121	—	—	78,048	37,510,255
Small Cap Intrinsic Value	1,419,707		(1,419,707)	—	—	—	8,573,415	—
Small Cap Opportunities	857,814	31,036	(25,954)	862,896	—	—	14,883	26,698,006
Small Cap Value	1,636,162	71,762	(46,753)	1,661,171	—	—	(42,621)	32,376,225
Small Company Growth	1,633,411	25,896	(42,090)	1,617,217	—	—	38,833	34,301,180
Small Company Value	1,256,859	32,064	(25,225)	1,263,698	—	—	39,671	48,879,842
Strategic Growth	10,964,212	3,720,684	(66,220)	14,618,676	—	—	68,486	235,068,317
Technical Opportunities	9,442,552	350,952	(338,107)	9,455,397	—	—	14,306	137,670,587
U.S. Equity	5,593,724	460,691	(564,094)	5,490,321	—	—	85,294	74,119,333
Value	5,424,714	2,655	(63,468)	5,363,901	—	—	9,641	68,175,182
Value Equity Fund	—	5,992,264	—	5,992,264	—	—	—	59,802,791
					$871,116	$15,168,931	$90,209,160	$4,814,161,827

Lifestyle Growth Portfolio
Active Bond	17,949,240	283,743	(4,218,251)	14,014,732	$2,909,704	—	$892,601	$145,192,628
All Cap Core	25,221,090	1,479,450	—	26,700,540	—	—	—	371,938,525
Alpha Opportunities	55,341,787	—	(2,989,773)	52,352,014	—	—	(289,920)	709,369,784
Asia Total Return Bond	9,527,005	—	—	9,527,005	—	—	—	90,792,360
Blue Chip Growth	18,374,636	1,287,291	(171,978)	19,489,949	—	—	121,415	676,691,028
Bond Trust	2,677,394	2,565,071	—	5,242,465	1,194,501	—	—	53,263,442
Capital Appreciation	30,817,367	5,401,472	(1,285,556)	34,933,283	—	—	614,337	617,620,435
Capital Appreciation
Value	49,993,014	—	(739,084)	49,253,930	—	—	(12,953)	617,644,277
China Emerging Leaders	14,926,735	—	(3,910,985)	11,015,750	—	—	(5,646,713)	104,208,995
Currency Strategies	28,410,723	4,905,968	—	33,316,691	—	—	—	324,171,407
Disciplined Value	12,587,035	—	(393,766)	12,193,269	—	—	419,744	230,574,725
Emerging Markets	75,282,677	736,254	(7,223,942)	68,794,989	—	—	(15,138,433)	750,553,334
Emerging Markets
Debt Fund	4,760,225	6,426,426	(290,335)	10,896,316	1,374,403	—	23,227	110,706,566
Equity-Income	24,618,611	2,164,400	(142,975)	26,640,036	—	—	(7,149)	569,031,166
Financial Industries	11,298,725	4,165,069	(587,994)	14,875,800	—	—	581,695	255,566,245
Floating Rate Income	41,787,811	6,788,405	—	48,576,216	9,300,104	—	—	457,102,189
Focused High Yield Fund	37,588,679	2,702,120	—	40,290,799	5,362,236	—	—	159,551,564
Fundamental
Global Franchise	10,752,239	82,751	(186,305)	10,648,685	—	—	17,490	141,734,003
Fundamental Large
Cap Value	—	31,952,550	(390,428)	31,562,122	—	—	20,026	440,291,606
Fundamental Value	17,593,526	—	(17,593,526)	—	—	—	155,647,723	—
Global Absolute Return
Strategies	11,790,615	3,184,713	—	14,975,328	—	—	—	167,124,659
Global Bond	4,359,107	218,643	—	4,577,750	—	—	—	57,816,976
Global Equity	10,784,412	1,837,094	(63,602)	12,557,904	—	—	(1,272)	148,057,690
Global High Yield	9,807,662	698,341	(106,766)	10,399,237	2,807,425	—	(42,886)	107,320,123
Global Real Estate	9,751,091	269,028	(516,623)	9,503,496	—	—	220,347	87,432,163
Global Shareholder Yield	17,451,324	303,106	(1,216,610)	16,537,820	3,691,617	—	2,689,514	205,234,343
Health Sciences	12,672,859	—	(1,076,911)	11,595,948	—	—	1,288,858	217,655,935
High Yield	13,822,387	996,130	(3,154,044)	11,664,473	3,738,734	—	2,397,021	111,279,073
International Core	8,672,183	—	(776,929)	7,895,254	—	—	340,797	291,413,835

48	Lifestyle Portfolios | Semiannual report

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Portfolio	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Growth Portfolio (continued)
International Growth
Opportunities	13,429,163	2,469,163	—	15,898,326	—	—	—	$228,140,978
International
Growth Stock	18,796,662	151,975	(1,249,856)	17,698,781	—	—	$1,304,292	253,269,563
International Small Cap	10,496,595	—	(566,723)	9,929,872	—	—	690,078	196,710,773
International
Small Company	19,757,497	10,221	(1,816,264)	17,951,454	—	—	2,436,233	199,261,141
International Value	30,602,312	1,301,181	—	31,903,493	—	—	—	581,600,673
International
Value Equity	17,654,407	399,931	(1,129,649)	16,924,689	—	—	431,914	165,861,952
Mid Cap Stock	22,955,273	492,360	(912,367)	22,535,266	—	—	182,366	509,297,014
Mid Value	23,448,448	—	(1,186,380)	22,262,068	—	—	1,326,189	399,604,124
Mutual Shares	12,435,148	—	(607,673)	11,827,475	—	—	326,895	173,982,161
Natural Resources	12,031,955	199,274	(71,419)	12,159,810	—	—	(49,279)	232,860,353
Rainier Growth	6,975,795	2,253,037	(9,228,832)	—	—	$40,970,709	39,905,322	—
Real Estate Equity	6,934,216	14,906	(514,200)	6,434,922	—	—	408,452	72,457,222
Real Return Bond	5,829,988	417,252	(61,075)	6,186,165	$1,043,669	—	(59,496)	72,749,305
Redwood	8,783,508	230,663	—	9,014,171	—	—	—	103,302,404
Science & Technology	28,191,857	321,912	(1,871,446)	26,642,323	—	—	2,754,607	372,459,673
Short Duration Credit
Opportunities Fund	16,012,710	3,742,661	—	19,755,371	3,287,704	—	—	203,282,770
Small Cap Core	4,357,000	4,579,911	(24,595)	8,912,316	—	—	6,887	92,242,466
Small Cap Growth	7,154,379	281,382	(485,125)	6,950,636	—	—	166,641	77,708,107
Small Cap Intrinsic Value	3,084,821		(3,084,821)	—	—	—	17,768,915	—
Small Cap Opportunities	1,803,849	15,058	(34,077)	1,784,830	—	—	15,753	55,222,631
Small Cap Value	3,415,388	104,650	(19,393)	3,500,645	—	—	(19,199)	68,227,578
Small Company Growth	3,414,440	69,181	(151,736)	3,331,885	—	—	79,156	70,669,275
Small Company Value	2,676,607	13,628	(38,109)	2,652,126	—	—	42,686	102,584,238
Spectrum Income	13,587,127	858,065	—	14,445,192	2,286,528	—	—	161,930,597
Strategic Equity Allocation	4,131,000	145,839	—	4,276,839	—	—	—	43,538,217
Strategic Growth	29,299,270	10,003,973	(169,876)	39,133,367	—	—	145,346	629,264,535
Strategic Income
Opportunities	21,715,687	1,681,616	—	23,397,303	4,870,737	—	—	257,838,281
Technical Opportunities	25,320,745	1,024,056	(781,754)	25,563,047	—	—	(96,711)	372,197,970
Total Return	13,227,148	119,179	(2,901,905)	10,444,422	1,643,520	—	965,002	145,177,469
U.S. Equity	23,843,956	—	(691,087)	23,152,869	—	—	366,703	312,563,735
U.S. High Yield Bond	9,440,552	699,209	(2,400,655)	7,739,106	3,181,153	—	1,818,959	96,970,998
Value	13,901,217	—	(284,026)	13,617,191	—	—	16,863	173,074,494
Value Equity Fund	—	19,077,260	—	19,077,260	—	—	—	190,391,055
					$46,692,035	$40,970,709	$215,070,043	$14,833,780,828

Lifestyle Balanced Portfolio
Active Bond	54,179,498	906,043	(3,404,971)	51,680,570	$9,295,450	—	$711,393	$535,410,700
All Cap Core	13,502,863	3,442,187	—	16,945,050	—	—	—	236,044,551
Alpha Opportunities	35,946,457	2,143,853	(705,939)	37,384,371	—	—	(301,999)	506,558,223
Asia Total Return Bond	16,877,923	—	—	16,877,923	—	—	—	160,846,605
Blue Chip Growth	14,346,925	1,034,115	(90,054)	15,290,986	—	—	74,865	530,903,021
Bond Trust	3,709,765	2,040,650	(37,024)	5,713,391	1,395,144	—	(4,443)	58,048,057
Capital Appreciation	24,099,493	2,979,394	(1,370,655)	25,708,232	—	—	803,773	454,521,548
Capital Appreciation Value	48,400,931	—	(896,842)	47,504,089	—	—	28,647	595,701,282
China Emerging Leaders	11,154,351	—	(3,046,806)	8,107,545	—	—	(4,556,241)	76,697,376
Core Bond	14,224,143	523,406	(2,187,762)	12,559,787	1,298,489	—	527,968	162,649,246
Currency Strategies	34,429,152	4,393,298	(639,622)	38,182,828	—	—	(269,818)	371,518,916
Disciplined Value	9,798,346	—	(307,331)	9,491,015	—	—	312,719	179,475,088
Emerging Markets	52,545,210	541,880	(5,804,954)	47,282,136	—	—	(3,926,493)	515,848,106
Emerging Markets
Debt Fund	7,511,608	8,126,255	(275,273)	15,362,590	2,105,855	—	30,107	156,083,911
Equity-Income	19,314,494	941,589	(121,174)	20,134,909	—	—	705	430,081,656
Financial Industries	9,389,263	4,419,103	(679,906)	13,128,460	—	—	623,117	225,546,947
Floating Rate Income	90,308,447	8,237,440	—	98,545,887	19,286,883	—	—	927,316,800
Focused High Yield Fund	64,588,717	3,419,766	—	68,008,483	8,982,277	—	—	269,313,594
Fundamental Global
Franchise	10,484,183	85,200	(261,464)	10,307,919	—	—	42,298	137,198,402

Semiannual report | Lifestyle Portfolios	49

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Portfolio	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Balanced Portfolio (continued)
Fundamental Large
Cap Value	23,277,150	647,598	(288,745)	23,636,003	—	—	($138,942)	$329,722,239
Fundamental Value	12,409,358	—	(12,409,358)	—	—	—	140,612,204	—
Global Absolute Return
Strategies	15,973,662	2,559,145	—	18,532,807	—	—	—	206,826,126
Global Bond	14,806,860	341,819	(31,442)	15,117,237	—	—	4,036	190,930,709
Global Equity	10,105,276	1,906,179	(83,755)	11,927,700	—	—	8,210	140,627,585
Global High Yield	17,907,645	920,733	(281,442)	18,546,936	$5,032,392	—	(127,325)	191,404,379
Global Real Estate	13,033,316	352,625	(815,178)	12,570,763	—	—	437,582	115,651,023
Global Shareholder Yield	17,986,904	312,466	(1,231,043)	17,068,327	3,805,774	—	2,702,741	211,817,940
Health Sciences	11,367,555	—	(1,236,527)	10,131,028	—	—	1,419,717	190,159,399
High Yield	26,324,143	1,497,900	(4,050,260)	23,771,783	7,328,947	—	1,290,210	226,782,813
International Core	7,154,400	—	(574,461)	6,579,939	—	—	2,144,959	242,865,553
International Growth
Opportunities	11,986,251	723,180	—	12,709,431	—	—	—	182,380,329
International
Growth Stock	15,547,742	214,237	(1,074,049)	14,687,930	—	—	1,039,621	210,184,281
International Small Cap	8,179,910	83,402	(660,466)	7,602,846	—	—	852,582	150,612,382
International
Small Company	15,290,257	116,477	(1,357,067)	14,049,667	—	—	1,711,399	155,951,304
International Value	25,750,510	720,066	(13,319)	26,457,257	—	—	7,725	482,315,793
International Value Equity	15,124,627	—	(1,142,174)	13,982,453	—	—	591,468	137,028,043
Investment Quality Bond	8,823,193	1,711,105	—	10,534,298	1,601,251	—	—	131,678,727
Mid Cap Stock	16,392,650	757,486	(1,220,527)	15,929,609	—	—	235,072	360,009,153
Mid Value	16,799,673	—	(466,234)	16,333,439	—	—	300,144	293,185,229
Mutual Shares	9,681,942	—	(547,380)	9,134,562	—	—	303,045	134,369,403
Natural Resources	12,160,253	225,793	(70,367)	12,315,679	—	—	(3,518)	235,845,256
Rainier Growth	5,549,868	1,819,764	(7,369,632)	—	—	$32,192,117	33,329,666	—
Real Estate Equity	7,378,553	49,116	(580,577)	6,847,092	—	—	584,403	77,098,253
Real Return Bond	12,719,251	617,585	(167,063)	13,169,773	2,221,875	—	(24,607)	154,876,527
Redwood	9,429,503	164,390	—	9,593,893	—	—	—	109,946,011
Science & Technology	24,128,912	524,691	(2,357,264)	22,296,339	—	—	3,824,629	311,702,818
Short Duration Credit
Opportunities Fund	45,224,324	5,398,823	—	50,623,147	8,645,761	—	—	520,912,180
Small Cap Core	3,513,000	3,789,454	(225,818)	7,076,636	—	—	59,209	73,243,187
Small Cap Growth	5,758,824	386,522	(638,523)	5,506,823	—	—	217,058	61,566,283
Small Cap Intrinsic Value	2,467,353	—	(2,467,353)	—	—	—	10,139,917	—
Small Cap Opportunities	1,442,930	36,608	(69,209)	1,410,329	—	—	31,612	43,635,573
Small Cap Value	2,889,524	112,486	(147,129)	2,854,881	—	—	(156,017)	55,641,625
Small Company Growth	2,730,099	101,534	(223,045)	2,608,588	—	—	230,021	55,328,151
Small Company Value	2,186,745	51,665	(83,074)	2,155,336	—	—	129,983	83,368,396
Spectrum Income	41,273,530	1,531,243	—	42,804,773	6,786,531	—	—	479,841,502
Strategic Equity Allocation	3,658,000	142,541	—	3,800,541	—	—	—	38,689,505
Strategic Growth	22,873,214	5,721,952	(208,374)	28,386,792	—	—	191,978	456,459,619
Strategic Income
Opportunities	48,755,430	2,263,968	—	51,019,398	10,709,696	—	—	562,233,769
Technical Opportunities	15,973,575	1,060,908	(1,010,926)	16,023,557	—	—	(129,899)	233,302,984
Total Return	39,925,938	384,578	(2,548,208)	37,762,308	5,305,202	—	406,205	524,896,086
U.S. Equity	23,193,826	—	(751,205)	22,442,621	—	—	420,749	302,975,387
U.S. High Yield Bond	17,782,417	928,549	(3,083,127)	15,627,839	6,147,602	—	587,699	195,816,827
Value	10,884,372	—	(388,128)	10,496,244	—	—	(20,950)	133,407,264
Value Equity Fund	—	13,682,730	—	13,682,730	—	—	—	136,553,644
					$99,949,129	$32,192,117	$197,309,184	$15,661,607,286

Lifestyle Moderate Portfolio
Active Bond	35,260,537	1,018,466	(451,499)	35,827,504	$6,218,770	—	($112,162)	$371,172,945
Alpha Opportunities	7,180,683	1,281,493	(463,819)	7,998,357	—	—	164,308	108,377,741
Asia Total Return Bond	7,511,087	—	—	7,511,087	—	—	—	71,580,659
Blue Chip Growth	3,353,680	349,269	(81,217)	3,621,732	—	—	45,933	125,746,544
Bond Trust	1,410,244	166,834	(9,742)	1,567,336	414,769	—	80	15,924,133
Capital Appreciation
Value	14,088,558	403,408	(320,061)	14,171,905	—	—	54,008	177,715,687
Capital Appreciation	5,679,352	756,381	(443,576)	5,992,157	—	—	130,883	105,941,331

50	Lifestyle Portfolios | Semiannual report

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Portfolio	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Moderate Portfolio (continued)
Core Bond	9,364,692	239,272	(96,729)	9,507,235	$904,668	—	$2,857	$123,118,692
Currency Strategies	11,765,147	496,214	(429,321)	11,832,040	—	—	(176,166)	115,125,745
Emerging Markets
Debt Fund	3,684,020	3,684,097	(169,743)	7,198,374	993,482	—	5,588	73,135,480
Emerging Markets	10,208,970	—	—	10,208,970	—	—	—	111,379,864
Enduring Equity	2,339,153	19,909	—	2,359,062	219,997	—	—	26,256,361
Equity-Income	6,887,664	625,287	(167,933)	7,345,018	—	—	71,746	156,889,578
Financial Industries	9,389,263		(9,389,263)	—	—	—	—	—
Floating Rate Income	44,538,067	2,067,730	—	46,605,797	9,257,190	—	—	438,560,550
Focused High Yield Fund	25,047,142	996,971	(109,021)	25,935,092	3,445,051	—	(2,642)	102,702,963
Fundamental Global
Franchise	2,588,198	105,912	(88,576)	2,605,534	—	—	14,178	34,679,651
Fundamental Large
Cap Value	8,741,738	2,359,528	(270,589)	10,830,677	—	—	(140,389)	151,087,944
Fundamental Value	3,254,206	—	(3,254,206)	—	—	—	36,308,737	—
Global Absolute Return
Strategies	7,033,630	—	—	7,033,630	—	—	—	78,495,311
Global Bond	9,256,918	164,449	(163,970)	9,257,397	—	—	888	116,920,930
Global Equity	2,532,482	821,565	(68,673)	3,285,374	—	—	43,703	38,734,557
Global High Yield	7,533,511	306,490	(201,715)	7,638,286	2,089,961	—	(142,354)	78,827,113
Global Real Estate	2,805,404	8,696	(198,172)	2,615,928	—	—	77,579	24,066,542
Global Shareholder Yield	4,273,491	108,146	(261,961)	4,119,676	915,885	—	599,482	51,125,181
High Yield	10,191,230	476,299	(2,019,386)	8,648,143	2,725,977	—	409,768	82,503,281
International Core	1,386,254	58,809	(114,920)	1,330,143	—	—	397,221	49,095,587
International Growth
Opportunities	2,439,792	18,037	—	2,457,829	—	—	—	35,269,851
International
Growth Stock	3,102,490	86,695	(160,819)	3,028,366	—	—	190,326	43,335,921
International Small Cap	1,648,978	96,443	(120,508)	1,624,913	—	—	120,361	32,189,534
International
Small Company	2,993,236	125,888	(209,800)	2,909,324	—	—	209,276	32,293,498
International Value Equity	3,015,598	76,707	(197,219)	2,895,086	—	—	104,917	28,371,846
International Value	5,544,415	—	(456,044)	5,088,371	—	—	660,689	92,760,995
Investment Quality Bond	6,844,414	226,089	(83,594)	6,986,909	1,127,235	—	(32,559)	87,336,360
Mid Cap Stock	3,368,588	340,100	(401,300)	3,307,388	—	—	107,916	74,746,964
Mid Value	4,766,389	70,672	(183,177)	4,653,884	—	—	98,957	83,537,210
Natural Resources	2,746,124	21,085	(47,299)	2,719,910	—	—	(258,574)	52,086,281
Rainier Growth	1,369,776	498,679	(1,868,455)	—	—	$8,246,672	2,380,995	—
Real Estate Equity	2,365,485	9,495	(257,871)	2,117,109	—	—	257,436	23,838,648
Real Return Bond	5,511,023	193,854	(133,069)	5,571,808	940,021	—	(46,415)	65,524,463
Redwood	3,624,647	138,758	(4,587)	3,758,818	—	—	—	43,076,059
Short Duration Credit
Opportunities Fund	18,367,393	627,511	(17,277)	18,977,627	3,381,159	—	(4,665)	195,279,786
Small Cap Growth	1,465,554	202,038	(221,604)	1,445,988	—	—	48,408	16,166,149
Small Cap Value	750,638	93,121	(70,920)	772,839	—	—	(80,113)	15,062,638
Small Company Growth	680,618	68,734	(74,136)	675,216	—	—	40,890	14,321,328
Small Company Value	570,855	44,576	(34,892)	580,539	—	—	32,675	22,455,244
Spectrum Income	16,359,209	320,130	(168,324)	16,511,015	2,627,912	—	(2,155)	185,088,476
Strategic Equity Allocation	917,000	48,887	—	965,887	—	—	—	9,832,730
Strategic Growth	4,734,380	1,960,408	(113,924)	6,580,864	—	—	70,438	105,820,294
Strategic Income
Opportunities	19,824,535	528,549	(63,749)	20,289,335	4,302,408	—	(23,650)	223,588,476
Total Return	25,973,293	975,027	(219,864)	26,728,456	3,619,071	—	(180,853)	371,525,534
U.S. Equity	7,459,238	343,918	(801,486)	7,001,670	—	—	540,524	94,522,547
U.S. High Yield Bond	6,819,554	293,989	(1,538,898)	5,574,645	2,259,309	—	283,852	69,850,301
					$45,442,865	$8,246,672	$42,271,922	$4,847,045,503

Lifestyle Conservative Portfolio
Active Bond	36,237,059	2,740,326	(1,614,653)	37,362,732	$6,349,808	—	($35,668)	$387,077,906
Alpha Opportunities	—	2,810,060	—	2,810,060	—	—	—	38,076,312
Asia Total Return Bond	7,008,351	—	—	7,008,351	—	—	—	66,789,585
Blue Chip Growth	3,167,576	311,249	(385,524)	3,093,301	—	—	1,271,476	107,399,419

Semiannual report | Lifestyle Portfolios	51

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Portfolio	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Conservative Portfolio (continued)
Capital Appreciation
Value	6,676,949	13,436	(234,066)	6,456,319	—	—	$86,449	$80,962,237
Core Bond	12,532,573	127,121	(2,368,968)	10,290,726	$1,077,601	—	(424,815)	133,264,906
Currency Strategies	10,113,841	213,861	(585,229)	9,742,473	—	—	(107,462)	94,794,261
Emerging Markets	3,345,812	—	—	3,345,812	—	—	—	36,502,810
Emerging Markets
Debt Fund	3,980,655	3,779,972	(297,776)	7,462,851	1,029,244	—	(21,804)	75,822,564
Enduring Equity	7,665,778	65,246	—	7,731,024	720,966	—	—	86,046,295
Equity-Income	4,032,914	223,467	(1,244,524)	3,011,857	—	—	8,784,159	64,333,264
Floating Rate Income	43,383,054	1,114,708	(837,196)	43,660,566	8,804,492	—	(301,941)	410,845,924
Focused High Yield Fund	17,934,976	650,289	(932,556)	17,652,709	2,387,600	—	21,340	69,904,729
Fundamental Global
Franchise	—	1,497,935	(141,941)	1,355,994	—	—	50,707	18,048,282
Fundamental Large
Cap Value	895,188	810,864	(61,992)	1,644,060	—	—	(60,665)	22,934,636
Fundamental Value	2,487,184	—	(2,487,184)	—	—	—	28,804,366	—
Global Absolute Return
Strategies	7,924,301	—	—	7,924,301	—	—	—	88,435,204
Global Bond	10,167,615	50,404	(431,022)	9,786,997	—	—	(51,564)	123,609,777
Global Equity	1,640,844	879,337	(112,570)	2,407,611	—	—	73,967	28,385,734
Global High Yield	4,665,857	134,880	(301,411)	4,499,326	1,248,926	—	6,942	46,433,046
Global Real Estate	2,214,537	58,577	(276,359)	1,996,755	—	—	616,276	18,370,143
Global Shareholder Yield	2,153,105	143,224	(263,422)	2,032,907	451,088	—	906,807	25,228,381
Global Short Duration
Credit	1,341,092	39,619	(59,937)	1,320,774	383,821	—	(675)	13,419,059
High Yield	7,070,830	189,036	(2,253,735)	5,006,131	1,691,478	—	2,034,199	47,758,489
International Core	536,010	41,576	(80,395)	497,191	—	—	468,734	18,351,323
International
Growth Stock	2,050,923	121,238	(243,456)	1,928,705	—	—	314,939	27,599,762
International Value	3,474,403	—	(236,411)	3,237,992	—	—	367,648	59,028,602
Investment Quality Bond	15,565,168	244,863	(2,980,762)	12,829,269	2,266,412	—	(238,813)	160,365,858
Mid Cap Stock	1,280,412	133,000	(189,871)	1,223,541	—	—	86,741	27,652,019
Mid Value	1,175,141	42,661	(85,585)	1,132,217	—	—	72,370	20,323,300
Natural Resources	1,071,888	60,011	(89,938)	1,041,961	—	—	(58,041)	19,953,548
Real Estate Equity	1,878,647	63,058	(313,933)	1,627,772	—	—	1,228,765	18,328,712
Real Return Bond	8,950,118	255,460	(497,025)	8,708,553	1,469,222	—	(630,711)	102,412,588
Redwood	2,887,902	80,294	(86,742)	2,881,454	—	—	10,736	33,021,466
Short Duration Credit
Opportunities	16,938,653	352,487	(466,870)	16,824,270	3,040,516	—	(41,576)	173,121,739
Short Term
Government Income	15,513,265	225,742	(108,080)	15,630,927	761,697	—	(29,765)	153,026,774
Small Cap Growth	852,002	126,823	(154,711)	824,114	—	—	41,772	9,213,598
Small Company Value	255,175	32,787	(36,216)	251,746	—	—	126,968	9,737,546
Spectrum Income	15,400,666	215,983	(631,179)	14,985,470	2,395,266	—	95,780	167,987,123
Strategic Equity Allocation	751,000	—	—	751,000	—	—	—	7,645,180
Strategic Growth	—	695,856	—	695,856	—	—	—	11,189,364
Strategic Income
Opportunities	18,321,296	1,395,244	(709,907)	19,006,633	3,876,355	—	(13,502)	209,453,099
Total Return	26,579,840	1,963,764	(686,483)	27,857,121	3,698,544	—	(361,505)	387,213,987
U.S. Equity	3,821,891	247,730	(419,081)	3,650,540	—	—	169,828	49,282,292
U.S. High Yield Bond	4,600,572	116,566	(1,671,938)	3,045,200	1,350,269	—	692,394	38,156,352
					$43,003,305	—	$43,954,856	$3,787,507,195

52	Lifestyle Portfolios | Semiannual report

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reap-proved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers and sub-subadvisers (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds. Prior to the June 23-25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

Semiannual report | Lifestyle Portfolios	53

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Funds’ performance;

(b) considered the comparative performance of each Fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark over the longer-term, with certain exceptions noted in Appendix A. The Board also concluded that each Fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund, each of which is a fund of funds, and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

54	Lifestyle Portfolios | Semiannual report

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k) with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and

(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are each of the fund of funds of the Trust and of John Hancock Variable Insurance Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Semiannual report | Lifestyle Portfolios	55

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelio-ratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with the Subadvisor that is not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the unaffiliated Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisor) of any material relationships, if any, with respect to the unaffiliated Subadvisor, which include arrangements in which unaffiliated subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

56	Lifestyle Portfolios | Semiannual report

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks over the longer-term, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed, where appropriate);

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) The subadvisory fees are paid by the Advisor and not the Funds and the advisory fee for each of the Funds contains breakpoints that permit shareholders to benefit from economies of scale.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

Semiannual report | Lifestyle Portfolios	57

Appendix A

Portfolio	Performance as of	Fees and Expenses	Comments
(Subadviser)	December 31, 2013

Lifestyle	Benchmark Index – The Fund	Subadviser fee comparative	The Board took into account
Aggressive Portfolio	underperformed for the one-,	data not provided due to lim-	management’s discussion of the
	three- and five-year periods.	ited size of Lipper peer group	Fund’s performance, includ-
(Manulife		for this purpose.	ing differences in the Fund’s
Asset Management, US)	Lipper Category – The Fund		investment strategies relative to
	underperformed the average	Net management fees for this	the Lipper peer group.
(Manulife Asset	for the one-, three- and	Fund are lower than the peer
Management	five-year periods.	group median.	The Board noted fee and
(North America))			expense waivers applicable to
		Total expenses for this Fund	the Fund.
(QS Investors, LLC)		are lower than the peer group
median.

Lifestyle	Benchmark Index – The Fund	Subadviser fee comparative	The Board took into account
Balanced Portfolio	underperformed for the one-	data not provided due to	management’s discussion of
	and three- year periods	limited size of Lipper peer	the Fund’s performance and
(Manulife	and outperformed for the	group for this purpose.	the factors that contributed to
Asset Management, US)	five-year period.		the Fund’s more recent relative
		Net management fees for this	performance, including differ-
(Manulife Asset	Lipper Category – The Fund	Fund are lower than the peer	ences in the Fund’s investment
Management	underperformed the average for	group median.	strategies relative to the Lipper
(North America))	the one- and three-year periods		peer group.
	and outperformed the average	Total expenses for this Fund
(QS Investors, LLC)	for the five-year period.	are lower than the peer	The Board noted the Fund’s
		group median.	favorable performance over
the longer-term relative to the
benchmark index and peer
group for the five-year period.

The Board also noted fee and
expense waivers applicable
to the Fund and certain of
its classes.

Lifestyle	Benchmark Index – The Fund	Subadviser fee comparative data	The Board took into account
Conservative Portfolio	outperformed for the one-,	not provided due to limited	management’s discussion of
	three- and five-year periods.	size of Lipper peer group for	the Fund’s performance and
(Manulife		this purpose.	the factors that contributed to
Asset Management, US)	Lipper Category – The Fund		the Fund’s more recent relative
	underperformed the average for	Net management fees for this	performance, including differ-
(Manulife Asset	the one-year period and out-	Fund are lower than the peer	ences in the Fund’s investment
Management	performed the average for the	group median.	strategies relative to the Lipper
(North America))	three- and five-year period.		peer group.
Total expenses for this Fund
(QS Investors, LLC)		are lower than the peer	The Board noted the Fund’s
		group median.	favorable performance relative
to the benchmark index for
the one-, three- and five-year
periods and peer group for the
three- and five-year periods.

The Board also noted fee and
expense waivers applicable
to the Fund and certain of
its classes

58	Lifestyle Portfolios | Semiannual report

Portfolio	Performance as of	Fees and Expenses	Comments
(Subadviser)	December 31, 2013

Lifestyle	Benchmark Index – The Fund	Subadviser fee comparative data	The Board took into account
Growth Portfolio	underperformed the average for	not provided due to limited	management’s discussion of
	the one- and three-year periods	size of Lipper peer group for	the Fund’s performance, and
(Manulife	and outperformed the average	this purpose.	the factors that contributed to
Asset Management, US)	for the five-year period.		the Fund’s more recent relative
		Net management fees for this	performance, including differ-
(Manulife Asset	Lipper Category – The Fund	Fund are lower than the peer	ences in the Fund’s investment
Management	underperformed the aver-	group median.	strategies relative to the Lipper
(North America))	age for the one-, three- and		peer group.
	five-year periods.	Total expenses for this Fund
(QS Investors, LLC)		are lower than the peer	The Board also noted the Fund’s
		group median.	favorable performance relative
to the benchmark index for the
five-year period.

The Board also noted fee and
expense waivers applicable
to the Fund and certain of
its classes.

Lifestyle	Benchmark Index – The	Subadviser fee comparative data	The Board took into account
Moderate Fund	Fund underperformed for the	not provided due to limited	management’s discussion of the
	one- and three-year periods	size of Lipper peer group for	Fund’s performance, including
(Manulife	and outperformed for the	this purpose.	differences in the Fund’s invest-
Asset Management, US)	five-year period.		ment strategies relative to the
		Net management fees for this	Lipper peer group.
(Manulife Asset	Lipper Category – The Fund	Fund are lower than the peer
Management	underperformed the average for	group median.	The Board also noted the Funds
(North America))	the one- and three-year periods		favorable performance relative
	and outperformed the average	Total expenses for this Fund	to its benchmark index and peer
(QS Investors, LLC)	for the five-year period.	are lower than the peer	group for the five-year period.
group median.
The Board also noted fee and
expense waivers applicable
to the Fund and certain of
its classes.

Semiannual report | Lifestyle Portfolios	59

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman*	Manulife Asset Management (North America)
Deborah C. Jackson	Limited
Hassell H. McClellan
Gregory A. Russo	QS Investors, LLC (Subadvisor Consultant)
Warren A. Thomson†
Principal distributor
Officers	John Hancock Funds, LLC
Andrew G. Arnott
President	Custodian
State Street Bank and Trust Company
John J. Danello
Senior Vice President, Secretary,	Transfer agent
and Chief Legal Officer	John Hancock Signature Services, Inc.

Francis V. Knox, Jr.	Legal counsel
Chief Compliance Officer	K&L Gates LLP

Charles A. Rizzo	Independent registered public accounting firm
Chief Financial Officer	PricewaterhouseCoopers LLP

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The portfolios’ proxy voting policies and procedures, as well as the portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Lifestyle Portfolios	60

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LSSA 6/14
MF192514	8/14

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 6, 2014

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 6, 2014